UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-08349

Name of Fund: BlackRock MuniHoldings Florida Insured Fund (MFL)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive
      Officer, BlackRock MuniHoldings Florida Insured Fund, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2008

Date of reporting period: 09/01/2007 - 02/29/2008

Item 1 - Report to Stockholders

EQUITIES    FIXED INCOME   REAL ESTATE
LIQUIDITY   ALTERNATIVES   BLACKROCK SOLUTIONS

Semi-Annual Reports                                                    BLACKROCK

FEBRUARY 29, 2008 | (UNAUDITED)

BlackRock MuniHoldings Florida Insured Fund (MFL)

BlackRock MuniHoldings New York Insured Fund, Inc. (MHN)

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

Table of Contents

================================================================================
                                                                            Page
--------------------------------------------------------------------------------
A Letter to Shareholders .................................................     3
Semi-Annual Reports:
Fund Summary .............................................................     4
The Benefits and Risks of Leveraging .....................................     6
Swap Agreements ..........................................................     6
Financial Statements:
    Schedule of Investments ..............................................     7
    Statements of Assets and Liabilities .................................    16
    Statements of Operations .............................................    17
    Statements of Changes in Net Assets ..................................    18
Financial Highlights .....................................................    20
Notes to Financial Statements ............................................    22
Officers and Trustees or Directors .......................................    26
Additional Information ...................................................    27


2              SEMI-ANNUAL REPORTS              FEBRUARY 29, 2008

A Letter to Shareholders

Dear Shareholder

Financial markets weathered intense bouts of volatility in 2007, only to enter 2008 with no relief. January and February proved to be trying months for equities, but strong ones for some areas of the bond market, as fears of an economic recession swelled. The Federal Reserve Board (the "Fed"), after cutting the target federal funds rate 100 basis points (1%) between September 2007 and year-end, more than matched those cuts in January alone. Responding to a slowing economy and continued fallout from chaos in the credit markets, the Fed cut interest rates 75 basis points in a rare unscheduled session on January 22, and followed with a 50-basis-point cut at its regular meeting on January 30. Another 75-basis-point cut on March 18 brought the target rate to 2.25%.

Reverberations from the U.S. subprime mortgage collapse, and the associated liquidity and credit crisis, continue to permeate global financial markets. The S&P 500 Index of U.S. stocks was down in February, marking the fourth consecutive month of negative returns. International markets, while not unscathed, generally have outperformed their U.S. counterparts so far in 2008. Emerging markets, benefiting from stronger economic growth rates, have done particularly well. In fixed income markets, fears related to the economic slowdown and related credit crisis have led to a prolonged flight to quality. Investors have largely shunned bonds associated with the housing and credit markets in favor of higher-quality government issues. The yield on 10-year Treasury issues, which touched 5.30% in June 2007 (its highest level in five years), fell to 4.04% by year-end and to 3.53% by the end of February, while prices correspondingly rose.

After setting a new-issuance record in 2007, supply in the municipal bond market has been on the decline for four consecutive months (measured year over year). The market has struggled with concerns around the creditworthiness of monoline bond insurers and the failure of auctions for auction rate securities, driving yields higher and prices lower across the curve. By period-end, municipal bonds were trading at higher yields than their Treasury counterparts, a very unusual occurrence by historical standards.

Against this backdrop, the major benchmark indexes posted mixed results for the current reporting period, generally reflecting heightened investor risk aversion:

Total Returns as of February 29, 2008                                                   6-month     12-month
============================================================================================================
U.S. equities (S&P 500 Index)                                                           - 8.79%      - 3.60%
------------------------------------------------------------------------------------------------------------
Small cap U.S. equities (Russell 2000 Index)                                            -12.91       -12.44
------------------------------------------------------------------------------------------------------------
International equities (MSCI Europe, Australasia, Far East Index)                       - 4.71       + 0.84
------------------------------------------------------------------------------------------------------------
Fixed income (Lehman Brothers U.S. Aggregate Bond Index)                                + 5.67       + 7.30
------------------------------------------------------------------------------------------------------------
Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)                          - 0.60       - 1.17
------------------------------------------------------------------------------------------------------------
High yield bonds (Lehman Brothers U.S. Corporate High Yield 2% Issuer Capped Index)     - 1.39       - 3.08
------------------------------------------------------------------------------------------------------------

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

As you navigate today's volatile markets, we encourage you to review your investment goals with your financial professional and to make portfolio changes, as needed. For more up-to-date commentary on the economy and financial markets, we invite you to visit www.blackrock.com/funds. As always, we thank you for entrusting BlackRock with your investment assets, and we look forward to continuing to serve you in the months and years ahead.

Sincerely,


/s/ Rob Kapito

Rob Kapito
President, BlackRock Advisors, LLC


                                                                               3
THIS PAGE NOT PART OF YOUR FUND REPORT

Fund Summary as of February 29, 2008 (Unaudited)
                                     BlackRock MuniHoldings Florida Insured Fund

Investment Objective

BlackRock MuniHoldings Florida Insured Fund (MFL) seeks to provide shareholders with current income exempt from federal income tax. The Fund also seeks to offer shareholders the opportunity to own shares, the value of which is exempt from Florida intangible personal property tax. The Fund seeks to achieve its investment objective by investing primarily in a portfolio of long-term, investment grade municipal obligations, the interest on which, in the opinion of bond counsel to the issuer, is exempt from federal income taxes and which enables shares of the Fund to be exempt from Florida intangible personal property tax.

Performance

For the six months ended February 29, 2008, the Fund returned -5.83% based on market price, with dividends reinvested. The Fund's return based on net asset value ("NAV") was -4.72%, with dividends reinvested. For the same period, the Lipper Florida Municipal Debt Funds category posted an average return of -5.59% on a NAV basis. Notably, the Lipper group consists of insured and uninsured funds. The Fund's performance for the period was enhanced by its large overweight position in prerefunded securities. This sector had the best performance during the past six months as an investor flight to quality gained momentum toward the end of 2007.

Fund Information

Symbol on New York Stock Exchange .............................           MFL
Initial Offering Date .........................................   September 26, 1997
Yield on Closing Market Price as of February 29, 2008 ($11.79)*          5.65%
Tax Equivalent Yield** ........................................          8.69%
Current Monthly Distribution per Common Share*** ..............         $ .0555
Current Annualized Distribution per Common Share*** ...........         $ .666
Leverage as of February 29, 2008**** ..........................           42%
------------------------------------------------------------------------------------

* Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
      Past performance does not guarantee future results.
**    Tax equivalent yield assumes the maximum federal tax rate of 35%.
***   The distribution is not constant and is subject to change.
**** As a percentage of managed assets, which is the total assets of the Fund (including any assets attributable to Auction Market Preferred Shares ("Preferred Shares") that may be outstanding) minus the sum of accrued liabilities (other than debt representing financial leverage).

The table below summarizes the changes in the Fund's market price and net asset value per share:

--------------------------------------------------------------------------------
                        2/29/08      8/31/07      Change       High        Low
--------------------------------------------------------------------------------
Market Price ........   $ 11.79      $ 12.86      (8.32%)     $13.49     $ 11.77
Net Asset Value .....   $ 13.07      $ 14.09      (7.24%)     $14.60     $ 13.07
--------------------------------------------------------------------------------

The following charts show the Fund's portfolio composition and credit quality allocations of the Fund's long-term investments:

================================================================================
Portfolio Composition
--------------------------------------------------------------------------------
Sector                                                        2/29/08    8/31/07
--------------------------------------------------------------------------------
Transportation ...........................................      21%        20%
Lease Revenue ............................................      15         14
Water & Sewer ............................................      15         17
City, County & State .....................................      14         14
Education ................................................      13         14
Hospital .................................................       8          6
Housing ..................................................       6          6
Tax Revenue ..............................................       5          5
Power ....................................................       2          2
Industrial & Pollution Control ...........................       1          2
--------------------------------------------------------------------------------

================================================================================
Credit Quality Allocations*
--------------------------------------------------------------------------------
Credit Rating                                                 2/29/08    8/31/07
--------------------------------------------------------------------------------
AAA/Aaa ..................................................      95%        95%
AA/Aa ....................................................       1          1
A/A ......................................................       4          3
BBB/Baa ..................................................      --          1
--------------------------------------------------------------------------------
      * Using the higher of Standard & Poor's or Moody's Investors Service ratings.


4              SEMI-ANNUAL REPORTS              FEBRUARY 29, 2008

Fund Summary as of February 29, 2008 (Unaudited)
                              BlackRock MuniHoldings New York Insured Fund, Inc.

Investment Objective

BlackRock MuniHoldings New York Insured Fund, Inc. (MHN) seeks to provide shareholders with current income exempt from federal income taxes and New York State and New York City personal income taxes by investing primarily in a portfolio of long-term, investment grade municipal obligations, the interest on which, in the opinion of bond counsel to the issuer, is exempt from federal income taxes and New York State and New York City personal income taxes.

Performance

For the six months ended February 29, 2008, the Fund returned -7.28% based on market price, with dividends reinvested. The Fund's return based on net asset value ("NAV") was -5.69%, with dividends reinvested. For the same period, the Lipper New York Insured Municipal Debt Funds category posted an average return of -5.24% on a NAV basis. The Fund's performance was impacted by several key factors: exposure to the long end of the municipal yield curve, which, along with discounted coupon bonds, underperformed as the curve steepened; a widening in credit spreads, which negatively impacted uninsured credits in the portfolio; pressure on municipal bond insurers, which affected the entire insured municipal marketplace; and hedges, which exhibited low correlation to the factors causing municipal underperformance.

Fund Information

Symbol on New York Stock Exchange .............................           MHN
Initial Offering Date .........................................   September 19, 1997
Yield on Closing Market Price as of February 29, 2008 ($12.23)*          5.35%
Tax Equivalent Yield** ........................................          8.23%
Current Monthly Distribution per share of Common Stock*** .....         $.0545
Current Annualized Distribution per share of Common Stock*** ..          $.654
Leverage as of February 29, 2008**** ..........................           43%
------------------------------------------------------------------------------------

* Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
      Past performance does not guarantee future results.
**    Tax equivalent yield assumes the maximum federal tax rate of 35%.
***   The distribution is not constant and is subject to change.
**** As a percentage of managed assets, which is the total assets of the Fund (including any assets attributable to Auction Market Preferred Stock ("Preferred Stock") that may be outstanding) minus the sum of accrued liabilities (other than debt representing financial leverage).

The table below summarizes the changes in the Fund's market price and net asset value per share:

--------------------------------------------------------------------------------
                        2/29/08      8/31/07      Change       High        Low
--------------------------------------------------------------------------------
Market Price            $ 12.23      $ 13.53      (9.61%)    $ 13.85     $ 12.17
Net Asset Value         $ 13.24      $ 14.40      (8.06%)    $ 14.93     $ 13.24
--------------------------------------------------------------------------------

The following charts show the Fund's portfolio composition and credit quality allocations of the Fund's long-term investments:

================================================================================
Portfolio Composition
--------------------------------------------------------------------------------
Sector                                                        2/29/08    8/31/07
--------------------------------------------------------------------------------
Transportation ...........................................      34%        35%
City, County & State .....................................      15         16
Education ................................................       9          8
Tax Revenue ..............................................       8          7
Housing ..................................................       7          6
Water & Sewer ............................................       7          8
Power ....................................................       7          7
Hospital .................................................       4          5
Tobacco ..................................................       4          3
Industrial & Pollution Control ...........................       3          3
Lease Revenue ............................................       2          2
--------------------------------------------------------------------------------

================================================================================
Credit Quality Allocations*
--------------------------------------------------------------------------------
Credit Rating                                                 2/29/08    8/31/07
--------------------------------------------------------------------------------
AAA/Aaa ..................................................      93%        91%
AA/Aa ....................................................       6          6
A/A ......................................................       1          2
BBB/Baa ..................................................      --          1
--------------------------------------------------------------------------------
      * Using the higher of Standard & Poor's or Moody's Investors Service ratings.


              SEMI-ANNUAL REPORTS              FEBRUARY 29, 2008              5

The Benefits and Risks of Leveraging

BlackRock MuniHoldings Florida Insured Fund and BlackRock MuniHoldings New York Insured Fund, Inc. (each a "Fund" and, collectively, the "Funds") utilize leveraging to seek to enhance the yield and net asset value of their Common Shares or Common Stock. However, these objectives cannot be achieved in all interest rate environments. To leverage, the Funds issue Preferred Shares or Stock, which pay dividends at prevailing short-term interest rates, and invest the proceeds in long-term municipal bonds. The interest earned on these investments, net of dividends to Preferred Shares or Stock, is paid to Common Shareholders or Common Stock shareholders in the form of dividends, and the value of these portfolio holdings is reflected in the per share net asset value of the Fund's Common Shares or Stock. However, in order to benefit Common Shareholders or Common Stock shareholders, the yield curve must be positively sloped; that is, short-term interest rates must be lower than long-term interest rates. At the same time, a period of generally declining interest rates will benefit Common Shareholders or Common Stock shareholders. If either of these conditions change, then the risks of leveraging will begin to outweigh the benefits.

To illustrate these concepts, assume a fund's Common Shares or Stock capitalization of $100 million and the issuance of Preferred Shares or Stock for an additional $50 million, creating a total value of $150 million available for investment in long-term municipal bonds. If prevailing short-term interest rates are approximately 3% and long-term interest rates are approximately 6%, the yield curve has a strongly positive slope. The fund pays dividends on the $50 million of Preferred Shares or Stock based on the lower short-term interest rates. At the same time, the fund's total portfolio of $150 million earns the income based on long-term interest rates.

In this case, the dividends paid to Preferred Shareholders or Preferred Stock shareholders are significantly lower than the income earned on the fund's long-term investments, and therefore the Common Shareholders or Common Stock shareholders are the beneficiaries of the incremental yield. However, if short-term interest rates rise, narrowing the differential between short-term and long-term interest rates, the incremental yield pickup on the Common Shares or Stock will be reduced or eliminated completely. At the same time, the market value on the fund's Common Shares or Stock (that is, its price as listed on the New York Stock Exchange), may, as a result, decline. Furthermore, if long-term interest rates rise, the Common Shares' or Stock's net asset value will reflect the full decline in the price of the portfolio's investments, since the value of the fund's Preferred Shares or Stock does not fluctuate. In addition to the decline in net asset value, the market value of the fund's Common Shares or Stock may also decline.

As of February 29, 2008, BlackRock MuniHoldings Florida Insured Fund and BlackRock MuniHoldings New York Insured Fund, Inc. had leverage amounts, due to Preferred Shares or Stock of 42% and 43% of managed assets, respectively, before the deduction of Preferred Shares or Stock.

As a part of their investment strategy, the Funds may invest in certain securities whose potential income return is inversely related to changes in a floating interest rate ("inverse floaters"). In general, income on inverse floaters will decrease when short-term interest rates increase and increase when short-term interest rates decrease. Investments in inverse floaters may be characterized as derivative securities and may subject the Funds to the risks of reduced or eliminated interest payments and losses of invested principal. In addition, inverse floaters have the effect of providing investment leverage and, as a result, the market value of such securities will generally be more volatile than that of fixed rate, tax-exempt securities. To the extent the Funds invest in inverse floaters, the market value of each Fund's portfolio and the net asset value of each Fund's shares may also be more volatile than if the Funds did not invest in these securities. (See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.)

Swap Agreements

The Funds may invest in swap agreements, which are over-the-counter contracts in which one party agrees to make periodic contracts based on the change in market value of a specified bond, basket of bonds, or index in return for periodic payments based on a fixed or variable interest rate or the change in market value of a different bond, basket of bonds or index. Swap agreements may be used to obtain or reduce exposure to a bond or market without owning or taking physical custody of securities. Swap agreements involve the risk that the party with whom each Fund has entered into a swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement.


6              SEMI-ANNUAL REPORTS              FEBRUARY 29, 2008

Schedule of Investments as of February 29, 2008 (Unaudited)
                                     BlackRock MuniHoldings Florida Insured Fund
                                     (Percentages shown are based on Net Assets)

                                                                Par
Municipal Bonds                                                (000)        Value
=====================================================================================
District of Columbia -- 0.4%
-------------------------------------------------------------------------------------
Metropolitan Washington Airports Authority, D.C.,
Airport System Revenue Bonds, AMT, Series A,
5.25% due 10/01/2032 (h)                                    $  2,050    $   1,915,848
=====================================================================================
Florida -- 153.0%
-------------------------------------------------------------------------------------
Alachua County, Florida, School Board, COP, 5.25%
due 7/01/2029 (b)                                              6,600        6,258,846
-------------------------------------------------------------------------------------
Beacon Tradeport Community Development District,
Florida, Special Assessment Revenue Refunding
Bonds (Commercial Project), Series A, 5.625%
due 5/01/2032 (k)                                              4,190        4,052,694
-------------------------------------------------------------------------------------
Brevard County, Florida, Health Facilities Authority,
Healthcare Facilities Revenue Bonds
(Health First Inc. Project):
     5% due 4/01/2024                                          3,000        2,798,550
     5% due 4/01/2034                                          6,520        5,743,272
-------------------------------------------------------------------------------------
Brevard County, Florida, School Board, COP, Series A,
5% due 7/01/2030 (h)                                           4,500        4,147,155
-------------------------------------------------------------------------------------
Broward County, Florida, Educational Facilities
Authority Revenue Bonds (Nova Southeastern
University), 5% due 4/01/2031 (n)                              8,000        7,580,160
-------------------------------------------------------------------------------------
Broward County, Florida, HFA, S/F Mortgage
Revenue Refunding Bonds, AMT, Series E, 5.90%
due 10/01/2039 (e)(g)                                          4,150        4,237,274
-------------------------------------------------------------------------------------
Cape Coral, Florida, Special Obligation Revenue
Bonds, 5% due 10/01/2030 (a)                                   3,000        2,829,390
-------------------------------------------------------------------------------------
Clay County, Florida, School Board, COP (Master
Lease Program), 5.75% due 7/01/2010 (a)(j)                     1,320        1,414,591
-------------------------------------------------------------------------------------
Collier County, Florida, IDA, IDR, Refunding
(Southern States Utilities), AMT, 6.50%
due 10/01/2025                                                   900          899,370
-------------------------------------------------------------------------------------
Deltona, Florida, Transportation Capital Improvement
Revenue Bonds, 5.125% due 10/01/2026 (a)                       2,000        1,916,180
-------------------------------------------------------------------------------------
Emerald Coast, Florida, Utilities Authority, System
Revenue Bonds (h):
     5.25% due 1/01/2026                                       1,130        1,118,304
     5.25% due 1/01/2036                                       1,560        1,519,799
-------------------------------------------------------------------------------------
Escambia County, Florida, HFA, S/F Mortgage
Revenue Refunding Bonds (Multi-County Program),
AMT, Series A (a)(i):
     6.30% due 10/01/2020                                         80           80,940
     6.375% due 10/01/2026                                       305          308,687
-------------------------------------------------------------------------------------
Flagler County, Florida, Capital Improvement
Revenue Bonds, 5% due 10/01/2035 (a)                           1,835        1,745,379
-------------------------------------------------------------------------------------
Florida HFA, Homeowner Mortgage Revenue
Refunding Bonds, AMT, Series 2 (a):
     5.75% due 7/01/2014                                       1,205        1,216,640
     5.90% due 7/01/2029                                       9,415        9,603,771
-------------------------------------------------------------------------------------
Florida Higher Educational Facilities Financing
Authority Revenue Bonds (Flagler College, Inc.
Project), 5.25% due 11/01/2036 (p)                            12,000       11,176,800
-------------------------------------------------------------------------------------
Florida Housing Finance Corporation, Homeowner
Mortgage Revenue Bonds, AMT:
     Series 3, 5.15% due 7/01/2038 (e)(g)                      1,825        1,637,335
     Series 11, 5.95% due 1/01/2032 (c)                        5,920        5,933,320
-------------------------------------------------------------------------------------
Florida Housing Finance Corporation, Homeowner
Mortgage Revenue Refunding Bonds, AMT, Series 4,
6.25% due 7/01/2022 (c)                                          705          732,128
-------------------------------------------------------------------------------------
Florida Housing Finance Corporation, Housing
Revenue Bonds (Waverly Apartments), AMT,
Series C-1, 6.30% due 7/01/2030 (c)                            2,055        2,093,881
-------------------------------------------------------------------------------------
Florida Municipal Loan Council Revenue Bonds,
Series B (a):
     5.375% due 11/01/2025                                     1,285        1,286,799
     5.375% due 11/01/2030                                     4,150        4,093,477
-------------------------------------------------------------------------------------
Florida State Board of Education, Capital Outlay, GO,
Public Education, Refunding, Series D, 5.75%
due 6/01/2022 (c)                                              3,750        3,937,500
-------------------------------------------------------------------------------------
Florida State Board of Education, Capital Outlay,
GO, Public Education, Series C, 5.75%
due 6/01/2010 (h)(j)                                           1,000        1,070,430
-------------------------------------------------------------------------------------
Florida State Board of Regents, Housing Revenue
Bonds (University of Central Florida), 5.25%
due 10/01/2026 (h)                                             2,200        2,181,850
-------------------------------------------------------------------------------------
Florida State Department of Management
Services, Division Facilities Management Revenue
Bonds (Florida Facilities Pool), Series A, 6%
due 9/01/2010 (b)(j)                                           3,505        3,793,672
-------------------------------------------------------------------------------------
Florida State Governmental Utility Authority, Utility
Revenue Bonds (Lehigh Utility System), 5.125%
due 10/01/2033 (b)                                             2,900        2,801,632
-------------------------------------------------------------------------------------
Hernando County, Florida, School Board, COP, 5%
due 7/01/2030 (a)                                             11,390       10,578,918
-------------------------------------------------------------------------------------
Highlands County, Florida, Health Facilities Authority,
Hospital Revenue Bonds (Adventist Health System),
Series C, 5.25% due 11/15/2036                                 7,285        6,717,790
-------------------------------------------------------------------------------------
Hillsborough County, Florida, HFA, S/F Mortgage
Revenue Bonds, AMT, Series 1, 5.375%
due 10/01/2049 (e)(g)                                          6,340        6,137,627
-------------------------------------------------------------------------------------

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedules of Investments, the names of many of the securities have been abbreviated according to the list on the right.

AMT           Alternative Minimum Tax (subject to)
COP           Certificates of Participation
DRIVERS       Derivative Inverse Tax-Exempt Receipts
GO            General Obligation Bonds
HFA           Housing Finance Agency
IDA           Industrial Development Authority
IDR           Industrial Development Revenue Bonds
M/F           Multi-Family
PCR           Pollution Control Revenue Bonds
PILOT         Payment in Lieu of Taxes
S/F           Single-Family
VRDN          Variable Rate Demand Notes

See Notes to Financial Statements.


              SEMI-ANNUAL REPORTS              FEBRUARY 29, 2008              7

Schedule of Investments (continued)  BlackRock MuniHoldings Florida Insured Fund
                                     (Percentages shown are based on Net Assets)

                                                                Par
Municipal Bonds                                                (000)        Value
=====================================================================================
Florida (continued)
-------------------------------------------------------------------------------------
Hillsborough County, Florida, IDA, Hospital Revenue
Bonds (H. Lee Moffitt Cancer Center Project),
Series A, 5.25% due 7/01/2037                               $  9,500    $   8,437,900
-------------------------------------------------------------------------------------
Hillsborough County, Florida, Port District Revenue
Bonds (Tampa Port Authority Project), AMT, 5%
due 6/01/2036 (a)                                              3,425        3,050,545
-------------------------------------------------------------------------------------
Hillsborough County, Florida, School Board,
COP (a)(j):
     5.375% due 7/01/2009                                      6,600        6,823,278
     6% due 7/01/2009                                         33,400       35,124,442
-------------------------------------------------------------------------------------
Indian River County, Florida, Water and Sewer
Revenue Refunding Bonds, Series A, 5.25%
due 9/01/2018 (h)                                              1,300        1,292,538
-------------------------------------------------------------------------------------
Jacksonville, Florida, Economic Development
Commission, Health Care Facilities Revenue Bonds
(Mayo Clinic -- Jacksonville), Series A, 5.50%
due 11/15/2036 (a)                                             1,800        1,806,714
-------------------------------------------------------------------------------------
Jacksonville, Florida, Guaranteed Entitlement
Revenue Refunding and Improvement Bonds,
5.25% due 10/01/2032 (h)                                       7,305        7,060,063
-------------------------------------------------------------------------------------
Jacksonville, Florida, HFA, Homeowner Mortgage
Revenue Refunding Bonds, AMT, Series A-1,
5.625% due 10/01/2039 (e)(g)                                   1,000          980,430
-------------------------------------------------------------------------------------
Jacksonville, Florida, Health Facilities Authority,
Hospital Revenue Bonds (Baptist Medical Center
Project), 5% due 8/15/2037 (c)                                14,100       13,057,728
-------------------------------------------------------------------------------------
Jacksonville, Florida, Port Authority, Seaport Revenue
Bonds, AMT, 5.625% due 11/01/2026 (a)                          1,870        1,808,402
-------------------------------------------------------------------------------------
Jacksonville, Florida, Sales Tax Revenue Bonds:
     5.50% due 10/01/2016 (b)                                  2,000        2,118,500
     5.50% due 10/01/2018 (b)                                  3,800        3,991,254
     5% due 10/01/2027 (a)                                    11,400       10,945,482
-------------------------------------------------------------------------------------
Jacksonville, Florida, Water and Sewer Revenue
Bonds (United Water Florida Project), AMT, 6.35%
due 8/01/2025 (b)                                              1,500        1,500,420
-------------------------------------------------------------------------------------
Lee County, Florida, Capital Revenue Bonds, 5.25%
due 10/01/2023 (b)                                             4,225        4,248,153
-------------------------------------------------------------------------------------
Lee County, Florida, HFA, S/F Mortgage Revenue
Bonds (Multi-County Program), AMT (g):
     Series A-1, 7.20% due 3/01/2033                              65           66,034
     Series A-2, 6% due 9/01/2040 (e)                          8,300        8,526,175
-------------------------------------------------------------------------------------
Lee County, Florida, HFA, S/F Mortgage Revenue
Refunding Bonds, AMT, Series A-2, 6.30%
due 3/01/2029 (e)(g)                                             290          293,451
-------------------------------------------------------------------------------------
Lee Memorial Health System, Florida, Hospital
Revenue Bonds, Series A, 5% due 4/01/2032 (b)                  9,000        8,256,780
-------------------------------------------------------------------------------------
Leesburg, Florida, Capital Improvement
Revenue Bonds (h):
     5.25% due 10/01/2027                                      1,605        1,562,788
     5.25% due 10/01/2034                                      3,425        3,324,545
-------------------------------------------------------------------------------------
Manatee County, Florida, HFA, Homeowner Revenue
Bonds, AMT, Series A, 5.90% due 9/01/2040 (e)(g)               4,345        4,338,178
-------------------------------------------------------------------------------------
Manatee County, Florida, HFA, S/F Mortgage
Revenue Refunding Bonds, AMT, Sub-Series 1,
6.25% due 11/01/2028 (d)                                         345          349,205
-------------------------------------------------------------------------------------
Marco Island, Florida, Utility System Revenue
Bonds, 5% due 10/01/2033 (a)                                   3,675        3,501,577
-------------------------------------------------------------------------------------
Martin County, Florida, Utilities System Revenue
Bonds, 5.125% due 10/01/2033 (b)                               5,990        5,738,660
-------------------------------------------------------------------------------------
Miami Beach, Florida, Stormwater Revenue Bonds (h):
     5.75% due 9/01/2016                                       1,630        1,728,159
     5.25% due 9/01/2020                                       1,000        1,015,650
     5.25% due 9/01/2025                                       4,400        4,390,012
     5.375% due 9/01/2030                                      1,910        1,912,101
-------------------------------------------------------------------------------------
Miami Beach, Florida, Water and Sewer
Revenue Bonds (b):
     5.625% due 9/01/2018                                      2,690        2,830,095
     5.75% due 9/01/2025                                      10,600       10,871,360
-------------------------------------------------------------------------------------
Miami-Dade County, Florida, Aviation Revenue
Bonds, AMT, Series A:
     5.125% due 10/01/2035 (c)                                11,005       10,172,802
     (Miami International Airport) 6%
     due 10/01/2024 (h)                                        6,000        6,034,200
     (Miami International Airport) 6%
     due 10/01/2029 (h)                                       10,000       10,035,100
-------------------------------------------------------------------------------------
Miami-Dade County, Florida, Aviation Revenue
Refunding Bonds (Miami International Airport), AMT,
Series A, 5% due 10/01/2040 (p)                               15,000       13,093,950
-------------------------------------------------------------------------------------
Miami-Dade County, Florida, Educational Facilities
Authority Revenue Bonds (University of Miami),
Series A (b)(j):
     5.75% due 4/01/2010                                       5,000        5,332,700
     6% due 4/01/2010                                         19,425       20,815,247
-------------------------------------------------------------------------------------
Miami-Dade County, Florida, Expressway Authority,
Toll System Revenue Bonds, Series B (h):
     5.25% due 7/01/2027                                       8,995        8,739,002
     5% due 7/01/2033                                         12,640       11,829,650
-------------------------------------------------------------------------------------
Miami-Dade County, Florida, Expressway Authority,
Toll System Revenue Refunding Bonds, 5.125%
due 7/01/2025 (h)                                             12,250       12,076,172
-------------------------------------------------------------------------------------
Miami-Dade County, Florida, GO (Parks Program),
6% due 11/01/2024 (h)                                          6,705        6,974,407
-------------------------------------------------------------------------------------
Miami-Dade County, Florida, HFA, Home Ownership
Mortgage Revenue Bonds, AMT, Series A, 5.55%
due 10/01/2049 (e)(g)                                          5,500        5,478,165
-------------------------------------------------------------------------------------
Miami-Dade County, Florida, HFA, M/F Mortgage
Revenue Bonds (Marbrisa Apartments Project), AMT,
Series 2A, 6% due 8/01/2026 (c)                                2,185        2,217,840
-------------------------------------------------------------------------------------
Miami-Dade County, Florida, IDA, IDR (b):
     (Airis Miami II LLC Project), AMT, 6%
     due 10/15/2019                                            5,100        5,186,649
     (BAC Funding Corporation Project), Series A,
     5.25% due 10/01/2020                                      3,280        3,326,510
-------------------------------------------------------------------------------------
Miami-Dade County, Florida, Solid Waste System
Revenue Bonds:
     5.50% due 10/01/2015 (c)                                  2,945        3,147,056
     5.50% due 10/01/2016 (c)                                  3,105        3,319,121
     5.25% due 10/01/2030 (a)                                  8,800        8,617,224
-------------------------------------------------------------------------------------
Miami, Florida, Special Obligation Revenue Bonds
(Street and Sidewalk Improvement Program), 5%
due 1/01/2037 (a)                                              7,115        6,612,610
-------------------------------------------------------------------------------------

See Notes to Financial Statements.


8              SEMI-ANNUAL REPORTS              FEBRUARY 29, 2008

Schedule of Investments (continued)  BlackRock MuniHoldings Florida Insured Fund
                                     (Percentages shown are based on Net Assets)

                                                                Par
Municipal Bonds                                                (000)        Value
=====================================================================================
Florida (continued)
-------------------------------------------------------------------------------------
Nassau County, Florida, Water and Sewer System
Revenue Bonds, 5.125% due 9/01/2033 (a)                     $  5,175    $   4,951,543
-------------------------------------------------------------------------------------
Orange County, Florida, HFA, S/F Mortgage Revenue
Bonds, AMT, 6.85% due 10/01/2027 (g)                             300          300,141
-------------------------------------------------------------------------------------
Orange County, Florida, Health Facilities
Authority, Hospital Revenue Bonds (Orlando
Regional Healthcare):
     6% due 12/01/2012 (j)                                     9,220       10,213,455
     Series A, 6.25% due 10/01/2018 (a)                        5,000        5,457,600
-------------------------------------------------------------------------------------
Orange County, Florida, School Board, COP:
     5.50% due 8/01/2025 (b)                                   1,300        1,368,185
     Series A, 5% due 8/01/2032 (h)                            4,500        4,210,920
-------------------------------------------------------------------------------------
Orange County, Florida, Tourist Development, Tax
Revenue Bonds, 5.75% due 10/01/2009 (b)(j)                    31,745       33,199,556
-------------------------------------------------------------------------------------
Orange County, Florida, Tourist Development, Tax
Revenue Refunding Bonds, 5% due 10/01/2029 (b)                 5,335        5,077,693
-------------------------------------------------------------------------------------
Orlando, Florida, Senior Tourist Development Tax
Revenue Bonds (6th Cent Contract Payments),
Series A, 5.25% due 11/01/2038                                 5,100        4,911,657
-------------------------------------------------------------------------------------
Orlando and Orange County, Florida, Expressway
Authority Revenue Bonds, Series B (b):
     5% due 7/01/2030                                          3,250        3,074,175
     5% due 7/01/2035                                         37,550       35,413,780
-------------------------------------------------------------------------------------
Osceola County, Florida, Infrastructure Sales
Surplus Tax Revenue Bonds, 5.375%
due 10/01/2018 (b)                                             3,155        3,306,756
-------------------------------------------------------------------------------------
Osceola County, Florida, Tourist Development
Tax Revenue Bonds, Series A, 5.50%
due 10/01/2027 (h)                                             5,560        5,588,745
-------------------------------------------------------------------------------------
Palm Beach County, Florida, School Board, COP,
Refunding, Series B, 5.375% due 8/01/2017 (b)                  6,115        6,371,708
-------------------------------------------------------------------------------------
Palm Beach County, Florida, School Board,
COP, Series A:
     6% due 8/01/2010 (h)(j)                                   5,070        5,472,659
     6.25% due 8/01/2010 (h)(j)                               13,205       14,330,330
     5% due 8/01/2031 (c)                                     13,500       12,735,090
-------------------------------------------------------------------------------------
Panama City, Florida, Water and Sewer Revenue
Bonds, Series B, 5.25% due 10/01/2022 (a)                      3,000        3,031,470
-------------------------------------------------------------------------------------
Pembroke Pines, Florida, Public Improvement
Revenue Bonds, Series A, 5% due 10/01/2034 (b)                 2,070        1,959,338
-------------------------------------------------------------------------------------
Polk County, Florida, School Board COP, Master
Lease, Series A, 5.50% due 1/01/2025 (c)                       9,885        9,992,648
-------------------------------------------------------------------------------------
Port St. Lucie, Florida, Utility Revenue Bonds (a):
     5.25% due 9/01/2026                                       1,280        1,229,210
     5.25% due 9/01/2027                                       1,345        1,291,092
-------------------------------------------------------------------------------------
Saint Johns County, Florida, IDA, IDR, Refunding
(Professional Golf Project) (a):
     5.50% due 9/01/2015                                       1,275        1,359,851
     5.50% due 9/01/2016                                       1,345        1,434,967
     5.50% due 9/01/2017                                       1,420        1,514,984
     5.50% due 9/01/2018                                       1,500        1,580,550
-------------------------------------------------------------------------------------
Saint Johns County, Florida, Ponte Vedra Utility
System Revenue Bonds (c):
     5% due 10/01/2031                                         3,200        2,993,824
     5% due 10/01/2035                                         4,980        4,723,032
     5% due 10/01/2037                                         8,200        7,615,094
-------------------------------------------------------------------------------------
Saint Johns County, Florida, Sales Tax
Revenue Bonds (b):
     Series A, 5.25% due 10/01/2028                            1,375        1,346,139
     Series A, 5.25% due 10/01/2031                            1,355        1,315,691
     Series A, 5.25% due 10/01/2034                            2,000        1,938,620
     Series B, 5.25% due 10/01/2027                            1,430        1,407,592
     Series B, 5.25% due 10/01/2032                              840          815,136
-------------------------------------------------------------------------------------
Saint Johns County, Florida, Transportation
Improvement Revenue Bonds, 5.125%
due 10/01/2032 (b)                                             3,500        3,383,520
-------------------------------------------------------------------------------------
Saint Lucie County, Florida, School Board, COP,
6.25% due 7/01/2010 (c)(j)                                     4,055        4,393,917
-------------------------------------------------------------------------------------
Saint Lucie County, Florida, School Board,
COP, Refunding (c):
     Series A, 5.50% due 7/01/2018                             1,495        1,584,655
     Series C, 5.50% due 7/01/2018                             1,170        1,240,165
-------------------------------------------------------------------------------------
Saint Lucie, Florida, West Services District, Utility
Revenue Bonds (a):
     5.25% due 10/01/2034                                      1,720        1,676,622
     5% due 10/01/2038                                         4,750        4,439,968
-------------------------------------------------------------------------------------
Saint Lucie, Florida, West Services District, Utility
Revenue Refunding Bonds, Senior Lien, 6%
due 10/01/2022 (a)                                             3,250        3,446,203
-------------------------------------------------------------------------------------
Santa Rosa County, Florida, School Board, COP,
Refunding, Series 2, 5.25% due 2/01/2031 (h)                   8,795        8,399,841
-------------------------------------------------------------------------------------
South Florida Water Management District, COP (b):
     5% due 10/01/2031                                         4,610        4,353,730
     5% due 10/01/2036                                        12,685       11,932,018
-------------------------------------------------------------------------------------
South Lake County, Florida, Hospital District
Revenue Bonds (South Lake Hospital Inc.), 5.80%
due 10/01/2034                                                 1,750        1,735,825
-------------------------------------------------------------------------------------
Sunrise Lakes, Florida, Phase 4 Recreation District,
Refunding Bonds, GO, 5.25% due 8/01/2024 (b)                   2,430        2,455,758
-------------------------------------------------------------------------------------
Sunrise, Florida, Utility System Revenue Refunding
Bonds, 5.20% due 10/01/2022 (b)                                2,250        2,285,055
-------------------------------------------------------------------------------------
Tallahassee, Florida, Lease Revenue Bonds (Florida
State University Project), Series A (a):
     5.25% due 8/01/2023                                       2,800        2,646,476
     5.375% due 8/01/2026                                      1,000          999,370
-------------------------------------------------------------------------------------
Tampa Bay, Florida, Water Utility System Revenue
Bonds, 6% due 10/01/2011 (h)(j)                               30,335       33,138,257
-------------------------------------------------------------------------------------
Taylor County, Florida, Sales Tax Revenue Bonds,
6% due 10/01/2010 (h)(j)                                       3,835        4,123,392
-------------------------------------------------------------------------------------
University of Central Florida (UCF) Athletics
Association Inc., COP, Series A, 5.25%
due 10/01/2034 (h)                                             8,935        8,457,514
-------------------------------------------------------------------------------------
University of North Florida, Capital Improvement
Revenue Bonds (Housing Project), 5%
due 11/01/2032 (h)                                             1,500        1,403,115
-------------------------------------------------------------------------------------
University of North Florida Financing Corporation,
Capital Improvement Revenue Bonds (Housing
Project), 5% due 11/01/2037 (h)                                5,800        5,401,714
-------------------------------------------------------------------------------------
Village Center Community Development District,
Florida, Recreational Revenue Bonds, Series A (a):
     5.375% due 11/01/2034                                    10,775       10,691,171
     5.125% due 11/01/2036                                     1,750        1,677,620
-------------------------------------------------------------------------------------

See Notes to Financial Statements.


              SEMI-ANNUAL REPORTS              FEBRUARY 29, 2008              9

Schedule of Investments (concluded)  BlackRock MuniHoldings Florida Insured Fund
                                     (Percentages shown are based on Net Assets)

                                                                Par
Municipal Bonds                                                (000)        Value
=====================================================================================
Florida (concluded)
-------------------------------------------------------------------------------------
Village Center Community Development District,
Florida, Utility Revenue Bonds, 5.25%
due 10/01/2023 (a)                                          $  3,000    $   3,036,480
-------------------------------------------------------------------------------------
Volusia County, Florida, IDA, Student Housing
Revenue Bonds (Stetson University Project),
Series A (l):
     5% due 6/01/2025                                          2,075        1,982,414
     5% due 6/01/2035                                          1,740        1,603,915
                                                                        -------------
                                                                          753,625,131
=====================================================================================
Georgia -- 1.8%
-------------------------------------------------------------------------------------
Atlanta, Georgia, Airport Passenger Facility Charge
and Subordinate Lien General Revenue Refunding
Bonds, Series C, 5% due 1/01/2033 (c)                          9,700        9,096,466
=====================================================================================
Puerto Rico -- 1.1%
-------------------------------------------------------------------------------------
Puerto Rico Commonwealth, Public Improvement,
GO, Series A, 5.25% due 7/01/2026                              2,600        2,406,456
-------------------------------------------------------------------------------------
Puerto Rico Industrial, Tourist, Educational, Medical
and Environmental Control Facilities Revenue Bonds
(University Plaza Project), Series A, 5.625%
due 7/01/2019 (a)                                              2,725        2,777,593
                                                                        -------------
                                                                            5,184,049
-------------------------------------------------------------------------------------
Total Municipal Bonds (Cost -- $789,243,601) -- 156.3%                    769,821,494
=====================================================================================

Municipal Bonds Transferred to                                  Par
Tender Option Bond Trusts (f)                                  (000)        Value
=====================================================================================
Florida State Board of Education, Lottery Revenue
Bonds, Series B, 6.25%, due 7/01/2010 (h)(j)                  28,210       30,567,510
-------------------------------------------------------------------------------------
Florida State Turnpike Authority, Turnpike Revenue
Bonds (Department of Transportation), Series A,
6.25%, due 7/01/2010 (h)(j)                                   48,575       51,121,396
-------------------------------------------------------------------------------------
Miami-Dade County, Florida, Aviation Revenue
Bonds, Airport and Marina Imports, Series A,
5.0%, due 10/01/2033 (c)                                      10,010        9,113,000
-------------------------------------------------------------------------------------
Total Municipal Bonds Transferred to
Tender Option Bond Trusts (Cost -- $90,320,287) -- 18.4%                   90,801,906
=====================================================================================

                                                              Shares
Short-Term Securities                                          (000)
=====================================================================================
CMA Florida Municipal Money Fund, 2.66% (m)(o)                16,135       16,135,428
-------------------------------------------------------------------------------------
Total Short-Term Securities (Cost -- $16,135,428) -- 3.3%                  16,135,428
=====================================================================================
Total Investments (Cost -- $895,699,316*) -- 178.0%                       876,758,828

Other Assets Less Liabilities -- 5.0%                                      24,483,590

Liability for Trust Certificates, Including Interest
   Expense and Fees Payable -- (9.2%)                                     (45,286,486)

Preferred Shares, at Redemption Value -- (73.8)%                         (363,452,740)
                                                                        -------------
Net Assets Applicable to Common Shares -- 100.0%                        $ 492,503,192
                                                                        =============

* The cost and unrealized appreciation (depreciation) of investments as of February 29, 2008, as computed for federal income tax purposes, were as follows:

      Aggregate cost .........................................    $ 855,979,912
                                                                  =============
      Gross unrealized appreciation ..........................    $  12,445,910
      Gross unrealized depreciation ..........................      (36,663,737)
                                                                  -------------
      Net unrealized depreciation ............................    $ (24,217,827)
                                                                  =============

(a)   MBIA Insured.
(b)   AMBAC Insured.
(c)   FSA Insured.
(d)   GNMA Collateralized.
(e)   FHLMC Collateralized.
(f) Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund may have acquired the residual interest certificates. These securities serve as a collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
(g)   FNMA/GNMA Collateralized.
(h)   FGIC Insured.
(i)   FHA Insured.
(j) U.S. government securities, held in escrow are used to pay interest on this security, as well as retire the bond in full at the date indicated typically at a premium to par.
(k)   Radian Insured.
(l)   CIFG Insured.
(m) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:
      --------------------------------------------------------------------------
                                                    Net Activity        Dividend
      Affiliate                                        (000)             Income
      --------------------------------------------------------------------------
      CMA Florida Municipal Money Fund                 12,765           $166,521
      --------------------------------------------------------------------------
(n)   Assured Guaranty Insured.
(o)   Represents the current yield as of report date.
(p)   XL Capital Insured.

See Notes to Financial Statements.


10              SEMI-ANNUAL REPORTS              FEBRUARY 29, 2008

Schedule of Investments as of February 29, 2008 (Unaudited)
                              BlackRock MuniHoldings New York Insured Fund, Inc.
                                     (Percentages shown are based on Net Assets)

                                                                Par
Municipal Bonds                                                (000)        Value
=====================================================================================
New York -- 138.0%
-------------------------------------------------------------------------------------
Albany, New York, IDA, Civic Facility Revenue Bonds
(The University Heights Association -- Albany Law
School), Series A, 6.75% due 12/01/2009 (l)(m)              $  3,375    $   3,631,973
-------------------------------------------------------------------------------------
Buffalo, New York, GO, Series D, 6%
due 12/01/2009 (h)(l)                                          2,000        2,127,840
-------------------------------------------------------------------------------------
Erie County, New York, GO, Public Improvement,
Series A, 5.75% due 10/01/2013 (e)                             1,025        1,067,578
-------------------------------------------------------------------------------------
Erie County, New York, IDA, School Facility Revenue
Bonds (City of Buffalo Project) (h):
     5.75% due 5/01/2019                                       2,500        2,681,325
     5.75% due 5/01/2024                                       4,150        4,309,941
-------------------------------------------------------------------------------------
Hudson Yards Infrastructure Corporation, New York,
Revenue Bonds, Series A:
     4.50% due 2/15/2047 (k)                                  10,225        8,819,778
     5% due 2/15/2047 (e)                                     10,250        9,306,180
-------------------------------------------------------------------------------------
Long Island Power Authority, New York, Electric
System Revenue Bonds, Series A (b):
     5% due 9/01/2029                                          3,000        2,848,410
     5% due 9/01/2034                                          4,850        4,565,208
-------------------------------------------------------------------------------------
Long Island Power Authority, New York, Electric
System Revenue Refunding Bonds, Series B, 5%
due 12/01/2035 (h)                                             3,500        3,372,600
-------------------------------------------------------------------------------------
Madison County, New York, IDA, Civic Facility
Revenue Bonds (Colgate University Project), Series A,
5% due 7/01/2035 (b)                                           3,225        3,090,388
-------------------------------------------------------------------------------------
Metropolitan Transportation Authority, New York,
Dedicated Tax Fund Revenue Bonds, Series A, 5%
due 11/15/2035 (k)                                             2,000        1,904,840
-------------------------------------------------------------------------------------
Metropolitan Transportation Authority, New York,
Revenue Bonds, Series B, 4.50% due 11/15/2037                  2,500        2,185,375
-------------------------------------------------------------------------------------
Metropolitan Transportation Authority, New York,
Revenue Refunding Bonds:
     Series A, 5% due 11/15/2030 (h)                           5,000        4,860,750
     Series A, 5.25% due 11/15/2031 (e)                        2,500        2,469,725
     Series A, 5.75% due 11/15/2032 (h)                       29,000       29,771,980
     Series B, 5% due 11/15/2028 (k)                           1,500        1,443,525
-------------------------------------------------------------------------------------
Metropolitan Transportation Authority, New York,
Service Contract Revenue Refunding Bonds, Series A,
5% due 7/01/2021 (e)                                           3,500        3,517,360
-------------------------------------------------------------------------------------
Metropolitan Transportation Authority, New York,
Transit Facilities Revenue Bonds, Series C, 4.75%
due 7/01/2012 (h)(l)                                           2,535        2,676,047
-------------------------------------------------------------------------------------
Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds:
     Series A, 5% due 11/15/2032 (e)                           2,500        2,403,800
     Series F, 5.25% due 11/15/2012 (k)(l)                     6,300        6,806,772
-------------------------------------------------------------------------------------
Nassau County, New York, Interim Financing Authority,
Sales Tax Secured Revenue Refunding Bonds,
Series A, 2.85% due 11/15/2022 (p)                             2,210        2,210,000
-------------------------------------------------------------------------------------
Nassau Health Care Corporation, New York, Health
System Revenue Bonds, 5.75%
due 8/01/2009 (h)(l)                                           4,210        4,464,031
-------------------------------------------------------------------------------------
New York City, New York, City Health and Hospital
Corporation, Health System Revenue Refunding
Bonds, Series A, 5.25% due 2/15/2017 (k)                       2,000        2,052,200
-------------------------------------------------------------------------------------
New York City, New York, City Housing Development
Corporation, M/F Housing Revenue Bonds, AMT:
     Series C, 5% due 11/01/2026                               1,250        1,163,725
     Series C, 5.05% due 11/01/2036                            2,000        1,819,900
     Series H-1, 4.70% due 11/01/2040                          1,000          845,710
     Series H-2, 5.125% due 11/01/2034                         2,340        2,119,689
-------------------------------------------------------------------------------------
New York City, New York, City IDA, Civic Facility
Revenue Refunding Bonds (Nightingale-Bamford
School), 5.25% due 1/15/2017 (b)                               1,200        1,264,128
-------------------------------------------------------------------------------------
New York City, New York, City IDA, IDR (Japan Airlines
Company), AMT, 6% due 11/01/2015 (h)                          10,740       10,884,023
-------------------------------------------------------------------------------------
New York City, New York, City IDA, PILOT
Revenue Bonds:
     (Queens Baseball Stadium Project),
     5% due 1/01/2031 (b)                                      4,000        3,771,120
     (Queens Baseball Stadium Project), 5%
     due 1/01/2036 (b)                                        14,640       13,740,518
     (Queens Baseball Stadium Project), 5%
     due 1/01/2039 (b)                                         4,500        4,211,595
     (Queens Baseball Stadium Project), 5%
     due 1/01/2046 (b)                                         7,800        7,181,304
     (Yankee Stadium Project), 5%
     due 3/01/2036 (k)                                         4,750        4,457,732
     (Yankee Stadium Project), 5%
     due 3/01/2046 (e)                                        13,250       12,198,612
-------------------------------------------------------------------------------------
New York City, New York, City IDA, Parking Facility
Revenue Bonds (Royal Charter Properties Inc. --
The New York and Pennsylvania Hospital Leasehold
Project), 5.75% due 12/15/2029 (h)                             7,965        8,205,065
-------------------------------------------------------------------------------------
New York City, New York, City IDA, Special Facility
Revenue Refunding Bonds (Terminal One Group
Association Project), AMT, 5.50% due 1/01/2024                 1,500        1,464,270
-------------------------------------------------------------------------------------
New York City, New York, City Municipal Water Finance
Authority, Water and Sewer System Revenue Bonds,
Series A:
     4.25% due 6/15/2033                                       1,000          843,030
     4.25% due 6/15/2039 (h)                                   3,200        2,654,848
-------------------------------------------------------------------------------------

See Notes to Financial Statements.


              SEMI-ANNUAL REPORTS              FEBRUARY 29, 2008              11

                              BlackRock MuniHoldings New York Insured Fund, Inc.
                                     (Percentages shown are based on Net Assets)

                                                                Par
Municipal Bonds                                                (000)        Value
=====================================================================================
New York (continued)
-------------------------------------------------------------------------------------
New York City, New York, City Municipal Water Finance
Authority, Water and Sewer System, Revenue
Refunding Bonds:
     Series A, 5% due 6/15/2035 (b)                         $  4,500    $   4,299,795
     Series A, 5.125% due 6/15/2034 (k)                        1,250        1,219,050
     Series C, 5% due 6/15/2035 (k)                            1,000          958,280
     Series F, 5% due 6/15/2029 (h)                              500          488,435
-------------------------------------------------------------------------------------
New York City, New York, City Transitional Finance
Authority, Building Aid Revenue Bonds (e):
     Series S-1, 5% due 7/15/2031                              1,250        1,180,800
     Series S-2, 4.25% due 1/15/2034                           4,830        3,962,435
-------------------------------------------------------------------------------------
New York City, New York, City Transitional Finance
Authority, Future Tax Secured Revenue Bonds:
     Series A, 5% due 11/15/2026 (e)                           1,000          980,870
     Series B, 5.50% due 2/01/2012 (k)                         1,145        1,222,585
     Series B, 5.50% due 2/01/2013 (k)                           805          857,228
     Series B, 6.25% due 11/15/2018 (e)                        6,405        6,917,528
     Series C, 5% due 2/01/2033 (e)                           16,200       15,531,264
     Series E, 5.25% due 2/01/2022 (k)                         2,500        2,525,775
-------------------------------------------------------------------------------------
New York City, New York, GO:
     Series A, 5% due 8/01/2030                                2,685        2,550,911
     Series B, 5.75% due 8/01/2010 (k)(l)                      2,220        2,385,079
     Series B, 5.75% due 8/01/2013 (k)                         2,280        2,419,582
     Series D, 5.25% due 10/15/2013 (l)                        3,750        4,095,262
     Series D1, 5.125% due 12/01/2023                          1,000          985,580
     Series D1, 5.125% due 12/01/2027                          2,050        1,989,135
     Series D1, 5.125% due 12/01/2028                          1,250        1,211,850
     Series J, 5% due 5/15/2023                                8,000        7,783,440
     Sub-Series C-1, 5.25% due 8/15/2026                       1,150        1,135,257
-------------------------------------------------------------------------------------
New York City, New York, GO, Refunding:
     Series A, 6.25% due 5/15/2026 (h)                         3,700        3,964,291
     Series A, 6.375% due 5/15/2010 (e)(l)                       880          952,750
     VRDN, Series H, Sub-Series H-3, 2.90%
     due 8/01/2019 (h)(p)                                      4,500        4,500,000
-------------------------------------------------------------------------------------
New York City, New York, IDA, Civic Facility Revenue
Refunding Bonds (Polytechnic University), 5.25%
due 11/01/2037 (a)                                             2,160        1,721,345
-------------------------------------------------------------------------------------
New York City, New York, Sales Tax Asset Receivable
Corporation Revenue Bonds (b):
     DRIVERS, Series 1438Z, 6.262%
     due 10/15/2012 (p)                                        1,250        1,231,250
     Series A, 5% due 10/15/2032                              14,175       13,630,680
-------------------------------------------------------------------------------------
New York City, New York, Trust for Cultural Resources,
Revenue Refunding Bonds (American Museum of
Natural History), Series A, 5% due 7/01/2036 (k)               3,800        3,612,128
-------------------------------------------------------------------------------------
New York Convention Center Development
Corporation, New York, Revenue Bonds (Hotel Unit
Fee Secured) (b):
     5% due 11/15/2030                                         3,000        2,821,380
     5% due 11/15/2044                                         6,955        6,437,200
-------------------------------------------------------------------------------------
New York State Dormitory Authority, Hospital Revenue
Refunding Bonds:
     (New York and Presbyterian Hospital), 5.50%
     due 8/01/2011 (b)(f)                                      1,000        1,072,520
     (North General Hospital), 5.75%
     due 2/15/2017 (q)                                         2,000        2,176,300
-------------------------------------------------------------------------------------
New York State Dormitory Authority, Lease
Revenue Bonds:
     (Municipal Health Facilities Improvement
     Program), Series 1, 5.50% due 1/15/2014 (h)               1,535        1,632,396
     (Office Facilities Audit and Control), 5.50%
     due 4/01/2023 (k)                                           645          652,437
     (State University Dormitory Facilities), 5%
     due 7/01/2037 (b)                                         1,000          954,090
-------------------------------------------------------------------------------------
New York State Dormitory Authority, Non-State
Supported Debt Revenue Bonds:
     (Health Quest Systems), Series B, 5.125%
     due 7/01/2037 (c)                                         1,000          948,410
     (Mount Sinai School of Medicine of New York
     University), 5% due 7/01/2035 (k)                         2,100        1,974,840
     (School District Financing Program), Series A,
     5% due 10/01/2035 (h)                                       450          433,679
     (School District Financing Program), Series C, 5%
     due 10/01/2037                                            2,500        2,399,275
-------------------------------------------------------------------------------------
New York State Dormitory Authority Revenue Bonds:
     (853 Schools Program), Issue 2, Series E, 5.75%
     due 7/01/2019 (b)                                         1,340        1,389,848
     (Cooper Union of Advance Science), 6.25%
     due 7/01/2009 (k)(l)                                      1,200        1,265,376
     (Gustavus Adolphus Child & Family Services, Inc.),
     Series B, 5.50% due 7/01/2018 (b)                         2,058        2,126,799
     (Long Island University), Series B, 5.50%
     due 9/01/2020 (m)                                         1,585        1,599,962
     (Long Island University), Series B, 5.25%
     due 9/01/2028 (m)                                         1,250        1,189,737
     (New York State Rehabilitation Association),
     Series A, 5.125% due 7/01/2023 (d)                        1,000          991,550
     (New York State Rehabilitation Association),
     Series A, 5.25% due 7/01/2019 (d)                         1,180        1,211,376
     (Pace University), 6% due 7/01/2010 (k)(l)                5,345        5,761,750
     (Saint Barnabas Hospital), 5.45%
     due 8/01/2035 (b)(f)                                      2,150        2,143,829
     (School Districts Financing Program), Series D,
     5% due 10/01/2030 (k)                                     1,240        1,172,556
     (School Districts Financing Program), Series E,
     5.75% due 10/01/2030 (k)                                  6,900        6,974,313
     (Upstate Community Colleges), Series A, 6%
     due 7/01/2010 (h)(l)                                      1,405        1,514,548
-------------------------------------------------------------------------------------
New York State Dormitory Authority, Revenue
Refunding Bonds:
     (City University System), Series 1, 5.25%
     due 7/01/2014 (e)                                           685          699,885
     (Saint Charles Hospital and Rehabilitation
     Center), Series A, 5.625% due 7/01/2012 (k)               3,400        3,514,206
     (School District Financing Program), Series I,
     5.75% due 10/01/2018 (k)                                  1,370        1,476,518
-------------------------------------------------------------------------------------

See Notes to Financial Statements.


12              SEMI-ANNUAL REPORTS              FEBRUARY 29, 2008

                              BlackRock MuniHoldings New York Insured Fund, Inc.
                                     (Percentages shown are based on Net Assets)

                                                                Par
Municipal Bonds                                                (000)        Value
=====================================================================================
New York (continued)
-------------------------------------------------------------------------------------
New York State Dormitory Authority, Supported Debt
Revenue Bonds:
     (Mental Health Facilities), Series B, 5.25%
     due 2/15/2014 (l)                                      $  1,550    $   1,684,788
     (Mental Health Facilities), Series D, 5.875%
     due 8/15/2010 (h)(l)                                      1,060        1,133,066
     (State University Dormitory Facilities), Series A,
     5% due 7/01/2031 (k)                                      7,000        6,711,110
-------------------------------------------------------------------------------------
New York State Energy Research and Development
Authority, Gas Facilities Revenue Refunding Bonds
(Brooklyn Union Gas Company/Keyspan), AMT,
Series A, 4.70% due 2/01/2024 (e)                             18,090       15,695,427
-------------------------------------------------------------------------------------
New York State Energy Research and Development
Authority, PCR, Refunding (Central Hudson Gas and
Electric), Series A, 5.45% due 8/01/2027 (b)                   6,000        6,010,500
-------------------------------------------------------------------------------------
New York State Environmental Facilities Corporation,
Water Facilities Revenue Bonds (Long Island Water
Corp. Project), AMT, Series A, 4.90%
due 10/01/2034 (k)                                             6,000        5,323,380
-------------------------------------------------------------------------------------
New York State Environmental Facilities Corporation,
Water Facilities Revenue Refunding Bonds (Spring
Valley Water Company), Series B, 6.15%
due 8/01/2024 (b)                                              4,400        4,407,920
-------------------------------------------------------------------------------------
New York State, HFA, Housing Revenue Bonds
(Tri-Senior Development Project), AMT, Series A,
5.40% due 11/15/2042 (g)                                       2,400        2,206,896
-------------------------------------------------------------------------------------
New York State, HFA, M/F Housing Revenue Bonds
(Saint Philips Housing), AMT, Series A, 4.65%
due 11/15/2038 (g)                                             3,250        2,791,068
-------------------------------------------------------------------------------------
New York State, HFA, State Personal Income Tax
Revenue Bonds (Economic Development and
Housing), Series A, 5% due 9/15/2023 (k)                         750          750,488
-------------------------------------------------------------------------------------
New York State Medical Care Facilities Finance
Agency, Revenue Bonds (Montefiore Medical Center),
Series A, 5.75% due 2/15/2025 (b)(f)                           6,800        6,808,500
-------------------------------------------------------------------------------------
New York State Mortgage Agency, Homeowner
Mortgage Revenue Bonds, AMT:
     Series 143, 4.90% due 10/01/2037                          1,000          874,250
     Series 145, 5.125% due 10/01/2037                         1,000          898,520
-------------------------------------------------------------------------------------
New York State Mortgage Agency, Homeowner
Mortgage Revenue Refunding Bonds:
     AMT, Series 133, 4.95% due 10/01/2021                     1,500        1,443,630
     AMT, Series 67, 5.70% due 10/01/2017 (k)                  2,140        2,162,791
     Series 83, 5.55% due 10/01/2027 (k)                       2,100        2,106,594
-------------------------------------------------------------------------------------
New York State Mortgage Agency Revenue Refunding
Bonds, AMT, Series 82, 5.65% due 4/01/2030 (k)                 1,090        1,126,864
-------------------------------------------------------------------------------------
New York State Thruway Authority, General Revenue
Bonds, Series F, 5% due 1/01/2030 (b)                          5,000        4,825,750
-------------------------------------------------------------------------------------
New York State Thruway Authority, General Revenue
Refunding Bonds, Series G (h):
     4.75% due 1/01/2029                                       2,000        1,881,320
     4.75% due 1/01/2030                                       7,750        7,249,428
-------------------------------------------------------------------------------------
New York State Thruway Authority, Highway and Bridge
Trust Fund Revenue Bonds, Series B-1, 5.75%
due 4/01/2010 (e)(l)                                           8,000        8,532,320
-------------------------------------------------------------------------------------
New York State Thruway Authority, Second General
Highway and Bridge Trust Fund Revenue Bonds,
Series A, 5% due 4/01/2026 (b)                                 8,700        8,537,136
-------------------------------------------------------------------------------------
New York State Urban Development Corporation,
Personal Income Tax Revenue Bonds:
     Series C-1, 5% due 3/15/2013 (k)(l)                       3,000        3,219,000
     (State Facilities), Series A-1, 5%
     due 3/15/2029 (e)                                         2,000        1,941,660
-------------------------------------------------------------------------------------
Oneida-Herkimer, New York, Solid Waste Management
Authority, Solid Waste Revenue Refunding Bonds,
5.50% due 4/01/2013 (h)                                        1,800        1,953,324
-------------------------------------------------------------------------------------
Port Authority of New York and New Jersey,
Consolidated Revenue Bonds, AMT:
     Series 137, 5.125% due 7/15/2030 (h)                      2,500        2,343,350
     Series 141, 4.50% due 9/01/2035 (d)                       1,000          828,320
-------------------------------------------------------------------------------------
Port Authority of New York and New Jersey, Special
Obligation Revenue Bonds (JFK International Air
Terminal LLC), AMT, Series 6 (k):
     6.25% due 12/01/2011                                      3,000        3,227,250
     6.25% due 12/01/2015                                      7,830        8,632,967
     5.90% due 12/01/2017                                      7,000        7,107,730
-------------------------------------------------------------------------------------
Rochester, New York, Housing Authority, Mortgage
Revenue Bonds (Andrews Terrace Apartments Project),
AMT, 4.70% due 12/20/2038 (i)                                  1,250        1,048,875
-------------------------------------------------------------------------------------
Schenectady, New York, IDA, Civic Facility Revenue
Bonds (Union College Project), Series A, 5.45%
due 12/01/2009 (b)(l)                                          5,000        5,320,450
-------------------------------------------------------------------------------------
Schenectady, New York, IDA, Civic Facility Revenue
Refunding Bonds (Union College Project), Series A,
5.625% due 7/01/2011 (b)(l)                                    3,000        3,285,480
-------------------------------------------------------------------------------------
Suffolk County, New York, IDA, IDR (Keyspan -- Port
Jefferson), AMT, 5.25% due 6/01/2027                           4,355        4,021,973
-------------------------------------------------------------------------------------
Suffolk County, New York, IDA, Solid Waste Disposal
Facility, Revenue Refunding Bonds, (Ogden Martin
System Huntington Project), AMT (b):
     6% due 10/01/2010                                         4,660        4,934,521
     6.15% due 10/01/2011                                      5,000        5,383,050
     6.25% due 10/01/2012                                      3,530        3,841,311
-------------------------------------------------------------------------------------
Syracuse, New York, IDA, PILOT Revenue Bonds
(Carousel Center Project), AMT, Series A, 5%
due 1/01/2036 (q)                                             10,000        8,654,000
-------------------------------------------------------------------------------------
Tobacco Settlement Financing Corporation of
New York Revenue Bonds:
     Series A-1, 5.25% due 6/01/2020 (b)                       5,000        5,107,700
     Series A-1, 5.25% due 6/01/2021 (b)                      13,275       13,505,454
     Series A-1, 5.25% due 6/01/2022 (b)                       2,000        2,025,460
     Series C-1, 5.50% due 6/01/2021                           3,700        3,836,123
-------------------------------------------------------------------------------------

See Notes to Financial Statements.


              SEMI-ANNUAL REPORTS              FEBRUARY 29, 2008              13

                              BlackRock MuniHoldings New York Insured Fund, Inc.
                                     (Percentages shown are based on Net Assets)

                                                                Par
Municipal Bonds                                                (000)        Value
=====================================================================================
New York (concluded)
-------------------------------------------------------------------------------------
Triborough Bridge and Tunnel Authority, New York,
Revenue Refunding Bonds (k):
     5% due 11/15/2032                                      $  8,315    $   7,863,496
     5.25% due 11/15/2023                                     12,000       12,028,800
     Series A, 5% due 1/01/2012 (l)                            2,095        2,219,234
     Series B, 5% due 11/15/2032                               1,500        1,442,280
-------------------------------------------------------------------------------------
Triborough Bridge and Tunnel Authority, New York,
Subordinate Revenue Bonds:
     5% due 11/15/2028 (b)                                     2,465        2,336,599
     Series A, 5.25% due 11/15/2030 (k)                        6,000        5,999,520
-------------------------------------------------------------------------------------
Westchester County, New York, IDA, Civic Facility
Revenue Bonds (Purchase College Foundation
Housing Project), Series A, 5.75%
due 12/01/2031 (b)                                             7,000        7,105,350
-------------------------------------------------------------------------------------
Yonkers, New York, GO, Series A, 5.75%
due 10/01/2010 (e)                                             1,795        1,935,513
                                                                        -------------
                                                                          562,570,796
=====================================================================================
Guam -- 1.2%
-------------------------------------------------------------------------------------
A.B. Won Guam International Airport Authority, General
Revenue Refunding Bonds, ATM, Series C (k):
     5.25% due 10/01/2021                                      3,700        3,586,299
     5.25% due 10/01/2022                                      1,050        1,004,063
                                                                        -------------
                                                                            4,590,362
=====================================================================================
Puerto Rico -- 12.8%
-------------------------------------------------------------------------------------
Puerto Rico Commonwealth Highway and
Transportation Authority, Transportation Revenue
Bonds, 5.25% due 7/01/2017 (e)                                 4,800        4,951,632
-------------------------------------------------------------------------------------
Puerto Rico Commonwealth Highway and
Transportation Authority, Transportation Revenue
Refunding Bonds:
     Series D, 5.75% due 7/01/2012 (l)                        10,000       10,935,800
     Series N, 5.25% due 7/01/2039 (e)                         4,700        4,372,927
-------------------------------------------------------------------------------------
Puerto Rico Commonwealth Infrastructure Financing
Authority, Special Tax and Capital Appreciation
Revenue Bonds, Series A (n):
     4.62% due 7/01/2031 (e)                                  10,280        2,351,242
     4.66% due 7/01/2033 (e)                                   5,500        1,111,000
     4.66% due 7/01/2034 (b)                                   9,300        1,804,665
     4.67% due 7/01/2037 (b)                                   2,200          354,684
-------------------------------------------------------------------------------------
Puerto Rico Commonwealth, Public Improvement, GO:
     Refunding, Series B, 5.25% due 7/01/2032                    580          537,208
     Series A, 5.25% due 7/01/2016 (l)                           275          300,787
     Series A, 5.25% due 7/01/2030                               225          208,006
-------------------------------------------------------------------------------------
Puerto Rico Convention Center District Authority,
Hotel Occupancy Tax Revenue Bonds, Series A,
5% due 7/01/2031 (b)                                           3,270        2,988,126
-------------------------------------------------------------------------------------
Puerto Rico Electric Power Authority, Power
Revenue Bonds (l):
     Series NN, 5.125% due 7/01/2013                           3,750        4,057,500
     Series RR, 5% due 7/01/2015 (d)                           4,850        5,242,026
     Series RR, 5% due 7/01/2015 (q)                           4,950        5,350,109
     Series RR, 5% due 7/01/2015 (e)                           7,110        7,684,700
                                                                        -------------
                                                                           52,250,412
-------------------------------------------------------------------------------------
Total Municipal Bonds
(Cost -- $641,465,532) -- 152.0%                                          619,411,570
=====================================================================================

Municipal Bonds Transferred to
Tender Option Bond Trusts (r)
=====================================================================================
New York -- 26.3%
-------------------------------------------------------------------------------------
Metropolitan Transportation Authority, New York,
Revenue Refunding Bonds, Series A, 5.75%,
due 11/15/2032 (h)                                            18,000       18,479,160
-------------------------------------------------------------------------------------
New York City, New York, City Municipal Water Finance
Authority, Water and Sewer System Revenue Bonds,
Series A, 5.75%, due 6/15/2011 (k)(l)                         23,000       24,799,290
-------------------------------------------------------------------------------------
New York City, New York, GO, Series C, 5.75%,
due 3/15/2027 (h)                                              9,500       10,356,330
-------------------------------------------------------------------------------------
New York City, New York, Sales Tax Asset Receivable
Corporation Revenue Bonds, Series A, 5%,
due 10/15/2032 (b)                                             7,000        6,947,500
-------------------------------------------------------------------------------------
New York Convention Center Development Corporation,
New York, Revenue Bonds (Hotel Unit Fee Secured),
5%, due 11/15/2035 (b)                                        21,000       19,740,630
-------------------------------------------------------------------------------------
Port Authority of New York and New Jersey, Special
Obligation Revenue Bonds (JFK International Air
Terminal), AMT, Series 6, 5.75%, due 12/1/2022 (k)            26,730       26,750,315
                                                                        -------------
                                                                          107,073,225
=====================================================================================
Puerto Rico -- 0.6%
-------------------------------------------------------------------------------------
Puerto Rico Commonwealth Highway and
Transportation Authority, Transportation Revenue
Bonds, Series B, 5.875%, due 7/1/2035 (k)                      2,500        2,687,925
-------------------------------------------------------------------------------------
Total Municipal Bonds Transferred to
Tender Option Bond Trusts
(Cost -- $112,007,271) -- 26.9%                                           109,761,150
=====================================================================================

                                                              Shares
Short-Term Securities                                          (000)
=====================================================================================
CMA New York Municipal Money Fund, 2.63% (j)(o)               39,581       39,581,494
-------------------------------------------------------------------------------------
Total Short-Term Securities
(Cost -- $39,581,494) -- 9.7%                                              39,581,494
=====================================================================================
Total Investments (Cost -- $793,054,297*) -- 188.6%                       768,754,214

Other Assets Less Liabilities -- 3.1%                                      12,641,036

Liability for Trust Certificates, Including Interest
   Expense and Fees Payable -- (14.9%)                                    (60,628,896)

Preferred Stock, at Redemption Value -- (76.8%)                          (313,181,045)
                                                                        -------------
Net Assets Applicable to Common Stock -- 100.0%                         $ 407,585,309
                                                                        =============

See Notes to Financial Statements.


14              SEMI-ANNUAL REPORTS              FEBRUARY 29, 2008

Schedule of Investments (concluded)
                              BlackRock MuniHoldings New York Insured Fund, Inc.

* The cost and unrealized appreciation (depreciation) of investments as of February 29, 2008, as computed for federal income tax purposes, were as follows:

      Aggregate cost .........................................    $ 733,324,115
                                                                  =============
      Gross unrealized appreciation ..........................    $   9,680,235
      Gross unrealized depreciation ..........................      (34,429,232)
                                                                  -------------
      Net unrealized depreciation ............................    $ (24,748,997)
                                                                  =============

(a)   ACA Insured.
(b)   AMBAC Insured.
(c)   Assured Guaranty Insured.
(d)   CIFG Insured.
(e)   FGIC Insured.
(f)   FHA Insured.
(g)   FNMA Collateralized.
(h)   FSA Insured.
(i)   GNMA Collateralized.
(j) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:
      --------------------------------------------------------------------------
                                                     Net Activity       Dividend
      Affiliate                                         (000)            Income
      --------------------------------------------------------------------------
      CMA New York Municipal Money Fund                 37,679           $82,699
      --------------------------------------------------------------------------
(k)   MBIA Insured.
(l) U.S. government securities held in escrow are used to pay interest on this security, as well as retire the bond in full at the due date indicated, typically at a premium to par.
(m)   Radian Insured.
(n) Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.
(o)   Represents the current yield as of report date.
(p)   Variable rate security. Rate shown is interest rate as of the report date.
(q)   XL Capital Insured.
(r) Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund may have acquired the residual interest certificates. These securities serve as a collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

See Notes to Financial Statements.


              SEMI-ANNUAL REPORTS              FEBRUARY 29, 2008              15

Statements of Assets and Liabilities

                                                                                                       BlackRock         BlackRock
                                                                                                     MuniHoldings      MuniHoldings
                                                                                                        Florida          New York
                                                                                                        Insured          Insured
As of February 29, 2008 (Unaudited)                                                                      Fund           Fund, Inc.
===================================================================================================================================
Assets
-----------------------------------------------------------------------------------------------------------------------------------
Investments at value -- unaffiliated 1 .........................................................    $ 860,623,400     $ 729,172,720
Investments at value -- affiliated 2 ...........................................................       16,135,428        39,581,494
Cash ...........................................................................................           37,794            11,018
Interest receivable ............................................................................       14,258,736         9,651,675
Investments sold receivable ....................................................................       18,900,277         5,522,004
Prepaid expenses and other assets ..............................................................           18,147            16,449
                                                                                                    -------------------------------
Total assets ...................................................................................      909,973,782       783,955,360
                                                                                                    -------------------------------
===================================================================================================================================
Liabilities
-----------------------------------------------------------------------------------------------------------------------------------
Trust certificates 3 ...........................................................................       45,003,153        60,184,440
Investments purchased payable ..................................................................        6,113,485                --
Interest expense and fees payable ..............................................................          283,333           444,456
Trustees' or Directors' fees payable ...........................................................            6,791             8,474
Investment advisory fees payable ...............................................................          374,537           306,060
Other affiliates payable .......................................................................            6,435             5,536
Margin variation payable .......................................................................               --           416,395
Income dividends payable -- Common Shareholders/Stock shareholders .............................        2,090,555         1,678,335
Other accrued expenses payable .................................................................          139,561           145,310
                                                                                                    -------------------------------
Total liabilities ..............................................................................       54,017,850        63,189,006
                                                                                                    -------------------------------
===================================================================================================================================
Preferred Shares/Stock
-----------------------------------------------------------------------------------------------------------------------------------
Preferred Shares/Stock, at redemption value, par value $.10 per share, authorized, issued and outstanding at $25,000 per share
   liquidation preference 4 ....................................................................      363,452,740       313,181,045
                                                                                                    -------------------------------
===================================================================================================================================
Net Assets Applicable to Common Shares/Stock
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common Shares/Stock ...................................................    $ 492,503,192     $ 407,585,309
                                                                                                    ===============================
===================================================================================================================================
Net Assets Applicable to Common Shares/Stock Consist of
-----------------------------------------------------------------------------------------------------------------------------------
Common Shares/Stock, par value $.10 per share 5 ................................................    $   3,766,766     $   3,079,514
Paid-in capital in excess of par ...............................................................      548,500,234       474,495,825
Undistributed net investment income ............................................................        2,562,193           871,861
Accumulated net realized loss ..................................................................      (43,385,513)      (46,561,808)
Net unrealized depreciation ....................................................................      (18,940,488)      (24,300,083)
                                                                                                    -------------------------------
Net Assets .....................................................................................    $ 492,503,192     $ 407,585,309
                                                                                                    ===============================
===================================================================================================================================
Net Assets Value
-----------------------------------------------------------------------------------------------------------------------------------
Net assets value per share of Common Shares/Stock ..............................................    $       13.07     $       13.24
                                                                                                    ===============================
   1 Investments at cost -- unaffiliated .......................................................    $ 879,563,888     $ 753,472,803
                                                                                                    ===============================
   2 Investments at cost -- affiliated .........................................................    $  16,135,428     $  39,581,494
                                                                                                    ===============================
   3 Represents short-term floating rate certificates issued by tender option bond trusts.
   4 Preferred Shares/Stock outstanding:
     Series A ..................................................................................            2,095             1,900
                                                                                                    ===============================
     Series B ..................................................................................            3,495             1,900
                                                                                                    ===============================
     Series C ..................................................................................            3,440             3,040
                                                                                                    ===============================
     Series D ..................................................................................            2,160             3,680
                                                                                                    ===============================
     Series E ..................................................................................            3,340             2,000
                                                                                                    ===============================
   5 Common Shares/Stock issued and outstanding ................................................       37,667,658        30,795,138
                                                                                                    ===============================

See Notes to Financial Statements.


16              SEMI-ANNUAL REPORTS              FEBRUARY 29, 2008

Statements of Operations

                                                                                                        BlackRock        BlackRock
                                                                                                      MuniHoldings     MuniHoldings
                                                                                                         Florida         New York
                                                                                                         Insured         Insured
For the Six Months Ended February 29, 2008 (Unaudited)                                                    Fund          Fund, Inc.
===================================================================================================================================
Investment Income
-----------------------------------------------------------------------------------------------------------------------------------
Interest .........................................................................................    $ 22,926,128     $ 19,126,679
Dividends from affiliates ........................................................................         166,521           82,699
Income from affiliates ...........................................................................              48               40
                                                                                                      -----------------------------
Total income .....................................................................................      23,092,697       19,209,418
                                                                                                      -----------------------------
===================================================================================================================================
Expenses
-----------------------------------------------------------------------------------------------------------------------------------
Investment advisory ..............................................................................       2,447,016        2,071,138
Interest expense and fees 1 ......................................................................         944,297        1,186,833
Commission for Preferred Shares/Stock ............................................................         457,587          405,043
Accounting services ..............................................................................         128,458          112,325
Transfer agent ...................................................................................          47,618           38,712
Professional fees ................................................................................          30,740           29,581
Custodian ........................................................................................          22,280           20,337
Printing .........................................................................................          19,944           16,269
Trustees and Directors ...........................................................................          11,037            9,846
Miscellaneous ....................................................................................          58,367           66,175
                                                                                                      -----------------------------
Total expenses ...................................................................................       4,167,344        3,956,259
Less fees waived by advisor ......................................................................        (231,610)        (210,774)
                                                                                                      -----------------------------
Total expenses after waiver ......................................................................       3,935,734        3,745,485
                                                                                                      -----------------------------
Net investment income ............................................................................      19,156,963       15,463,933
                                                                                                      -----------------------------
===================================================================================================================================
Realized and Unrealized Gain (Loss)
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) from:
   Investments ...................................................................................         463,632          789,346
   Futures .......................................................................................              --       (3,676,939)
                                                                                                      -----------------------------
                                                                                                           463,632       (2,887,593)
                                                                                                      -----------------------------
Net change in unrealized appreciation/depreciation on:
   Investments ...................................................................................     (38,302,814)     (33,668,185)
   Futures .......................................................................................              --        1,004,162
                                                                                                      -----------------------------
                                                                                                       (38,302,814)     (32,664,023)
                                                                                                      -----------------------------
Total realized and unrealized loss ...............................................................     (37,839,182)     (35,551,616)
                                                                                                      -----------------------------
===================================================================================================================================
Dividends to Preferred Shareholders/Stock shareholders from
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income ............................................................................      (6,892,150)      (5,322,168)
                                                                                                      -----------------------------
Net Decrease in Net Assets Resulting from Operations .............................................    $(25,574,369)    $(25,409,851)
                                                                                                      =============================

      1 Related to tender option bond trusts.


              SEMI-ANNUAL REPORTS              FEBRUARY 29, 2008              17

Statements of Changes in Net Assets  BlackRock MuniHoldings Florida Insured Fund

                                                                                                      For the Six
                                                                                                     Months Ended         For the
                                                                                                     February 29,       Year Ended
                                                                                                         2008           August 31,
Increase (Decrease) in Net Assets:                                                                    (Unaudited)          2007
===================================================================================================================================
Operations
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income ..........................................................................    $  19,156,963     $  40,360,690
Net realized gain ..............................................................................          463,632         2,169,524
Net change in unrealized depreciation ..........................................................      (38,302,814)      (26,868,176)
Dividends to Preferred Shareholders from net investment income .................................       (6,892,150)      (13,244,774)
                                                                                                    -------------------------------
Net increase (decrease) in net assets resulting from operations ................................      (25,574,369)        2,417,264
                                                                                                    -------------------------------
===================================================================================================================================
Dividends to Common Shareholders from
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income ..........................................................................      (12,825,838)      (27,007,711)
                                                                                                    -------------------------------
===================================================================================================================================
Net Assets Applicable to Common Shares
-----------------------------------------------------------------------------------------------------------------------------------
Total decrease in net assets ...................................................................      (38,400,207)      (24,590,447)
Beginning of period ............................................................................      530,903,399       555,493,846
                                                                                                    -------------------------------
End of period ..................................................................................    $ 492,503,192     $ 530,903,399
                                                                                                    ===============================
End of period undistributed net investment income ..............................................    $   2,562,193     $   3,123,218
                                                                                                    ===============================

See Notes to Financial Statements.


18              SEMI-ANNUAL REPORTS              FEBRUARY 29, 2008

Statements of Changes in Net Assets
                              BlackRock MuniHoldings New York Insured Fund, Inc.

                                                                                                      For the Six
                                                                                                     Months Ended        For the
                                                                                                     February 29,      Year Ended
                                                                                                         2008          August 31,
Increase (Decrease) in Net Assets:                                                                    (Unaudited)         2007
===================================================================================================================================
Operations
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income ..........................................................................    $  15,463,933     $  30,741,420
Net realized gain (loss) .......................................................................       (2,887,593)        2,915,022
Net change in unrealized depreciation ..........................................................      (32,664,023)      (18,996,207)
Dividends to Preferred Stock shareholders from net investment income ...........................       (5,322,168)      (10,569,016)
                                                                                                    -------------------------------
Net increase (decrease) in net assets resulting from operations ................................      (25,409,851)        4,091,219
                                                                                                    -------------------------------
===================================================================================================================================
Dividends to Common Stock Shareholders from
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income ..........................................................................      (10,300,974)      (21,433,416)
                                                                                                    -------------------------------
===================================================================================================================================
Net Assets Applicable to Common Stock
-----------------------------------------------------------------------------------------------------------------------------------
Total decrease in net assets ...................................................................      (35,710,825)      (17,342,197)
Beginning of period ............................................................................      443,296,134       460,638,331
                                                                                                    -------------------------------
End of period ..................................................................................    $ 407,585,309     $ 443,296,134
                                                                                                    ===============================
End of period undistributed net investment income ..............................................    $     871,861     $   1,031,070
                                                                                                    ===============================

See Notes to Financial Statements.


              SEMI-ANNUAL REPORTS              FEBRUARY 29, 2008              19

Financial Highlights                 BlackRock MuniHoldings Florida Insured Fund

                                                             For the Six
                                                            Months Ended
                                                            February 29,                For the Year Ended August 31,
                                                                2008     ----------------------------------------------------------
                                                             (Unaudited)   2007         2006         2005        2004        2003
===================================================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ....................    $  14.09    $  14.75     $  15.32     $  15.37    $  15.04    $  15.41
                                                             ----------------------------------------------------------------------
Net investment income 1 .................................         .51        1.07         1.04         1.09        1.11        1.15
Net realized and unrealized gain (loss) .................       (1.01)       (.66)        (.47)         .05         .31        (.46)
Dividends to Preferred Shareholders from net investment
  income ................................................        (.18)       (.35)        (.30)        (.18)       (.09)       (.10)
                                                             ----------------------------------------------------------------------
Net increase (decrease) from investment operations ......        (.68)        .06          .27          .96        1.33         .59
                                                             ----------------------------------------------------------------------
Dividends to Common Shareholders from net investment
  income ................................................        (.34)       (.72)        (.84)       (1.01)      (1.00)       (.96)
                                                             ----------------------------------------------------------------------
Net asset value, end of period ..........................    $  13.07    $  14.09     $  14.75     $  15.32    $  15.37    $  15.04
                                                             ======================================================================
Market price, end of period .............................    $  11.79    $  12.86     $  14.37     $  15.75    $  14.84    $  14.08
                                                             ======================================================================
===================================================================================================================================
Total Investment Return 2
-----------------------------------------------------------------------------------------------------------------------------------
Based on net asset value ................................       (4.72%) 3     .59%        2.10%        6.49%       9.43%       4.17%
                                                             ======================================================================
Based on market price ...................................       (5.83%) 3   (5.76%)      (3.24%)      13.39%      12.86%       2.51%
                                                             ======================================================================
===================================================================================================================================
Ratios Based on Average Net Assets Applicable to Common Shares
-----------------------------------------------------------------------------------------------------------------------------------
Total expenses, net of waiver and excluding interest
  expense and fees 4,5 ..................................        1.12% 6     1.12%        1.12%        1.11%       1.10%       1.10%
                                                             ======================================================================
Total expenses, net of waiver4 ..........................        1.48% 6     1.46%        1.38%        1.35%       1.24%       1.26%
                                                             ======================================================================
Total expenses 4 ........................................        1.57% 6     1.54%        1.46%        1.41%       1.31%       1.33%
                                                             ======================================================================
Net investment income 4 .................................        7.20% 6     7.30%        7.08%        7.11%       7.23%       7.40%
                                                             ======================================================================
Dividends to Preferred Shareholders .....................        2.59% 6     2.40%        2.00%        1.15%        .60%        .65%
                                                             ======================================================================
Net investment income to Common Shareholders ............        4.61% 6     4.90%        5.08%        5.96%       6.63%       6.75%
                                                             ======================================================================
===================================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common Shareholders, end of
  period (000) ..........................................    $492,503    $530,903     $555,494     $576,931    $578,509    $565,993
                                                             ======================================================================
Preferred Shares outstanding, end of period (000) .......    $363,250    $363,250     $363,250     $363,250    $363,250    $363,250
                                                             ======================================================================
Portfolio turnover ......................................          12%         22%          43%          26%         20%         23%
                                                             ======================================================================
Asset coverage, end of period (000) .....................    $  2,356    $  2,462     $  2,529     $  2,588    $  2,593    $  2,558
                                                             ======================================================================

      1     Based on average shares outstanding.
      2     Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.
      3     Aggregate total investment return.
      4     Do not reflect the effect of dividends to Preferred Shareholders.
      5     Interest expense and fees relate to tender option bonds trusts. See
            Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
      6     Annualized.

See Notes to Financial Statements.


20              SEMI-ANNUAL REPORTS              FEBRUARY 29, 2008

Financial Highlights          BlackRock MuniHoldings New York Insured Fund, Inc.

                                                            For the Six
                                                           Months Ended
                                                           February 29,                For the Year Ended August 31,
                                                               2008     -----------------------------------------------------------
                                                            (Unaudited)   2007         2006        2005         2004         2003
===================================================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ..................    $  14.40     $  14.96     $  15.54    $  15.41     $  15.19     $  15.66
                                                           ------------------------------------------------------------------------
Net investment income 1 ...............................         .50         1.00         1.03        1.04         1.05         1.09
Net realized and unrealized gain (loss) ...............       (1.16)        (.52)        (.48)        .21          .18         (.58)
Dividends to Preferred Stock shareholders from net
  investment income ...................................        (.17)        (.34)        (.29)       (.17)        (.08)        (.08)
                                                           ------------------------------------------------------------------------
Net increase (decrease) from investment operations ....        (.83)         .14          .26        1.08         1.15          .43
                                                           ------------------------------------------------------------------------
Dividends to Common Stock shareholders from net
  investment income ...................................        (.33)        (.70)        (.84)       (.95)        (.93)        (.90)
                                                           ------------------------------------------------------------------------
Net asset value, end of period ........................    $  13.24     $  14.40     $  14.96    $  15.54     $  15.41     $  15.19
                                                           ========================================================================
Market price, end of period ...........................    $  12.23     $  13.53     $  14.62    $  15.28     $  14.10     $  13.79
                                                           ========================================================================
===================================================================================================================================
Total Investment Return 2
-----------------------------------------------------------------------------------------------------------------------------------
Based on net asset value ..............................       (5.69%) 3     1.12%        1.98%       7.63%        8.36%        3.32%
                                                           ========================================================================
Based on market price .................................       (7.28%) 3    (2.78%)       1.36%      15.66%        9.21%        2.22%
                                                           ========================================================================
===================================================================================================================================
Ratios Based on Average Net Assets Applicable to Common Stock
-----------------------------------------------------------------------------------------------------------------------------------
Total expenses, net of waiver and excluding interest
  expense and fees 4,5 ................................        1.15% 6      1.15%        1.15%       1.14%        1.14%        1.13%
                                                           ========================================================================
Total expenses, net of waiver 4 .......................        1.68% 6      1.71%        1.65%       1.52%        1.43%        1.43%
                                                           ========================================================================
Total expenses 4 ......................................        1.78% 6      1.79%        1.73%       1.59%        1.50%        1.51%
                                                           ========================================================================
Net investment income 4 ...............................        6.95% 6      6.65%        6.94%       6.71%        6.80%        6.96%
                                                           ========================================================================
Dividends to Preferred Stock shareholders .............        2.39% 6      2.29%        1.93%       1.09%         .55%         .68%
                                                           ========================================================================
Net investment income to Common Stock shareholders ....        4.56% 6      4.36%        5.01%       5.62%        6.25%        6.28%
                                                           ========================================================================
===================================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common Stock shareholders, end
  of period (000) .....................................    $407,585     $443,296     $460,638    $478,413     $474,357     $467,512
                                                           ========================================================================
Preferred Stock outstanding, end of period (000) ......    $313,000     $313,000     $313,000    $313,000     $313,000     $313,000
                                                           ========================================================================
Portfolio turnover ....................................           6%          24%          47%         33%          31%          50%
                                                           ========================================================================
Asset coverage, end of period (000) ...................    $  2,303     $  2,416     $  2,472    $  2,528     $  2,516     $  2,494
                                                           ========================================================================

      1     Based on average shares outstanding.
      2     Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.
      3     Aggregate total investment return.
      4     Do not reflect the effect of dividends to Preferred Stock
            shareholders.
      5     Interest expense and fees relate to tender option bond trusts. See
            Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
      6     Annualized.

See Notes to Financial Statements.


              SEMI-ANNUAL REPORTS              FEBRUARY 29, 2008              21

Notes to Financial Statements (Unaudited)

1. Significant Accounting Policies:

BlackRock MuniHoldings Florida Insured Fund and BlackRock MuniHoldings New York Insured Fund, Inc. (the "Funds" or individually the "Fund") are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as non-diversified, closed-end management investment companies. The Funds' financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The Funds determine and make available for publication the net asset value of their Common Shares/Stock on a daily basis.

The following is a summary of significant accounting policies followed by the
Funds:

Valuation of Investments: Municipal investments (including commitments to purchase such investments on a "when-issued" basis) are valued on the basis of prices provided by dealers or pricing services selected under the supervision of each Fund's Board of Trustees or Directors, as appropriate (the "Boards"). In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from bond dealers, market transactions in comparable investments and various relationships between investments. Financial futures contracts are traded on exchanges and are valued at their last sale price. Short-term securities may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value each business day.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by, under the direction of, or in accordance with, a method approved by each Board as reflecting fair value ("Fair Value Assets"). When determining the price for Fair Value Assets, BlackRock Advisors, LLC (the "Advisor"), an indirect, wholly owned subsidiary of BlackRock, Inc. and/or sub-advisor seeks to determine the price that the Funds might reasonably expect to receive from the current sale of that asset in an arm's-length transaction. Fair value determinations shall be based upon all available factors that the Advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Boards or a committee thereof.

Derivative Financial Instruments: The Funds may engage in various portfolio investment strategies to increase the return of the Funds and to hedge, or protect, their exposure to interest rate movements and movements in the securities markets. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security, or if the counterparty does not perform under the contract.

o Financial futures contracts -- The Funds may purchase or sell financial futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Funds deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Funds agree to receive from, or pay to, the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recognized by the Funds as unrealized gains or losses. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

      The Funds may utilize futures for the purpose of reducing the interest rate sensitivity of the portfolio and decreasing the Funds' exposure to interest rate risk.

Municipal Bonds Transferred to Tender Option Bond Trusts: The Funds invest in leveraged residual certificates ("TOB Residuals") issued by tender option bond trusts ("TOBs"). A TOB is established by a third party sponsor forming a special purpose entity, into which the Funds, or an agent on behalf of the Funds, transfers municipal securities. A TOB typically issues two classes of beneficial interests: short-term floating rate certificates, which are sold to third party investors, and residual certificates, which are generally issued to the Funds which made the transfer or to affiliates of the Funds. The Funds' transfer of the municipal securities to a TOB is accounted for as a financing transaction, therefore the municipal securities deposited into a TOB are presented in the Funds' Schedules of Investments and the proceeds from the transaction are reported as a liability for trust certificates of the Funds. Similarly, proceeds from residual certificates issued to affiliates, if any, from the transaction are included in the liability for trust certificates. Interest income from the underlying security is recorded by the Funds on an accrual basis. Interest expense incurred on the secured borrowing and other expenses related to remarketing, administration and trustee services to a TOB are reported as expenses of the Funds. The floating rate certificates have interest rates that generally reset weekly and their holders have the option to tender certificates to the TOB for redemption at par at each reset date. The residual interests held by the Funds include the right of the Funds (1) to cause the holders of a proportional share of the floating rate certificates to tender their certificates at par, and (2) to transfer a corresponding share of the municipal securities from the TOB to the Funds. At February 29, 2008, the aggregate value of the underlying municipal securities transferred to TOBs in MuniHoldings Florida Insured Fund was $90,801,906, the related liability for trust certificates was $45,003,153 and the range of interest rates on the liability for


22              SEMI-ANNUAL REPORTS              FEBRUARY 29, 2008
trust certificates was 2.99% to 3.258%. At February 29, 2008, the aggregate value of the underlying municipal securities transferred to TOBs in MuniHoldings New York Insured Fund, Inc. was $109,761,150, the related liability for trust certificates was $60,184,440 and the range of interest rates on the liability for trust certificates was 3.138% to 3.452%.

Financial transactions executed through TOBs generally will underperform the market for fixed rate municipal bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Should short-term interest rates rise, the Funds' net investment in TOB Residuals likely will adversely affect the Funds' investment income and distributions to shareholders. Fluctuations in the market value of municipal securities deposited into the TOB may adversely affect the Funds' net asset value per share.

While the Funds' investment policies and restrictions expressly permit investments in inverse floating rate securities such as TOB Residuals, they generally do not allow the Funds to borrow money for purposes of making investments. The Funds' Advisor believes that the Funds' restrictions on borrowings do not apply to the liability for trust certificates reflected as a result of the Funds' investment in TOB Residuals.

Income Taxes: It is each Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Effective February 29, 2008, the Funds implemented Financial Accounting Standards Board ("FASB") Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. The Advisor has evaluated the application of FIN 48 to the Funds, and has determined that the adoption of FIN 48 does not have a material impact on the Fund's financial statements. The Funds file U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Funds' U.S. federal tax returns remain open for the years ended August 31, 2004 through August 31, 2006. The statutes of limitations on the Funds' state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Investment Transactions and Investment Income: Investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual method. The Funds amortize all premiums and discounts on debt securities.

Dividends and Distributions: Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates. Dividends and distributions to Preferred Shareholders are accrued and determined as described in Note 4.

Recent Accounting Pronouncements: In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The impact on the Funds' financial statements disclosures, if any, is currently being assessed.

In addition, in February 2007, Statement of Financial Accounting Standards No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"), was issued and is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007, provided the entity also elects to apply the provisions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. The impact on the Funds' financial statement disclosures, if any, is currently being assessed.

Forward Commitments and When-Issued Delayed Delivery Securities: The Funds may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Funds may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date.


              SEMI-ANNUAL REPORTS              FEBRUARY 29, 2008              23

Since the value of securities purchased may fluctuate prior to settlement, the Funds may be required to pay more at settlement then the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement. Upon making a commitment to purchase a security on a when-issued basis, the Funds will hold liquid assets worth at least the equivalent of the amount due.

Segregation: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission ("SEC") require that each Fund segregate assets in connection with certain investments (e.g., when-issued securities or futures contracts), each Fund will, consistent with certain interpretive letters issued by the SEC, designate on its books and records cash or other liquid debt securities having a market value at least equal to the amount that would otherwise be required to be physically segregated.

Deferred Compensation and BlackRock Closed-End Share Equivalent Investment Plan:
Under the deferred compensation plan approved by each Fund's Board, non-interested Trustees or Directors ("Independent Trustees or Directors") defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of other certain BlackRock Closed-End Funds selected by the Independent Trustees or Directors. This has approximately the same economic effect for the Independent Trustees or Directors as if the Independent Trustees or Directors had invested the deferred amounts directly in such other certain BlackRock Closed-End Funds. The deferred compensation, if any, is included in other assets in the Statements of Assets and Liabilities.

The deferred compensation plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Funds. Each Fund may, however, elect to invest in common shares of other certain BlackRock Closed-End Funds selected by the Independent Trustees or Directors in order to match its deferred compensation obligations.

Other: Expenses that are directly related to one of the Funds or classes are charged to that Fund. Other operating expenses are pro-rated to certain Funds on the basis of relative net assets all of the Closed-End Funds.

2. Investment Advisory Agreement and Other Transactions with Affiliates:

Each Fund entered into an Investment Advisory Agreement with the Advisor, to provide investment advisory and administration services. Merrill Lynch & Co., Inc. ("Merrill Lynch") and The PNC Financial Services Group, Inc. are principal owners of BlackRock, Inc.

The Advisor is responsible for the management of the Funds' portfolios and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Funds. For such services, the Funds pay the Advisor a monthly fee at an annual rate of 0.55% of average daily net assets, including proceeds from issuance of Preferred Shares/Stock. In addition, the Advisor has entered into a separate sub-advisory agreement with BlackRock Investment Management, LLC ("BIM"), an affiliate of the Advisor, with respect to each Fund, under which the Advisor pays BIM for services it provides, a monthly fee at an annual rate that is a percentage of the investment advisory fee paid by the Funds to the Advisor. For the six months ended February 29, 2008, the Funds reimbursed the Advisor for certain accounting services. The reimbursements, which are included in accounting services expenses in the Statements of Operations, were as follows:

--------------------------------------------------------------------------------
BlackRock MuniHoldings Florida Insured Fund ........................    $  7,901
BlackRock MuniHoldings New York Insured Fund, Inc. .................    $  6,959
--------------------------------------------------------------------------------

The Advisor has agreed to waive its advisory fees by the amount of investment advisory fees each Fund pays to the Advisor indirectly through its investment in affiliated money market funds. These amounts are included in fees waived by advisor on the Statements of Operations. For the six months ended February 29, 2008, the amounts were as follows:

--------------------------------------------------------------------------------
BlackRock MuniHoldings Florida Insured Fund ........................    $ 28,438
BlackRock MuniHoldings New York Insured Fund, Inc. .................    $ 16,009
--------------------------------------------------------------------------------

In addition, the Advisor has agreed to waive its investment advisory fee based on the proceeds of Preferred Shares/Stock that exceeds 35% of each Fund's total net assets. These amounts are included in fees waived by advisor on the Statements of Operations. For the six months ended February 29, 2008, the amounts were as follows:

--------------------------------------------------------------------------------
BlackRock MuniHoldings Florida Insured Fund ........................    $203,172
BlackRock MuniHoldings New York Insured Fund, Inc. .................    $194,765
--------------------------------------------------------------------------------

Certain officers and/or trustees or directors of the Funds are officers and/or directors of BlackRock, Inc. or its affiliates.

3. Investments:

Purchases and sales of investment securities, excluding short-term investments, for the six months ended February 29, 2008 were as follows:

--------------------------------------------------------------------------------
                                                     Purchases         Sales
--------------------------------------------------------------------------------
BlackRock MuniHoldings
  Florida Insured Fund .........................    $111,539,349    $145,402,776
BlackRock MuniHoldings
  New York Insured Fund, Inc. ..................    $ 50,949,950    $101,657,691
--------------------------------------------------------------------------------

4. Capital Share/Stock Transactions:

BlackRock MuniHoldings Florida Insured Fund is authorized to issue an unlimited number of shares of beneficial interest, including Preferred Shares, par value $0.10 per share, all of which were initially classified as


24              SEMI-ANNUAL REPORTS              FEBRUARY 29, 2008

Common Shares. The Board of Trustees is authorized, however, to reclassify any unissued share of beneficial interest without the approval of holders of Common Shares. Shares issued and outstanding for the six months ended February 29, 2008 and the year ended August 31, 2007 remained constant.

Blackrock MuniHoldings New York Insured Fund, Inc. is authorized to issue 200,000,000 shares of stock, including Preferred Stock, par value $0.10 per share, all of which were initially classified as Common Stock. The Board of Directors is authorized, however, to reclassify any unissued shares of stock without approval of holders of Common Stock. Shares issued and outstanding for the six months ended February 29, 2008 and the year ended August 31, 2007 remained constant.

Preferred Shares/Stock

Preferred Shares/Stock of the Funds have a par value of $0.10 per share and a liquidation preference of $25,000 per share plus accrued and unpaid dividends that entitle their holders to receive cash dividends at an annual rate that may vary for the successive dividend periods. The yields in effect at February 29, 2008 were as follows:

--------------------------------------------------------------------------------
                                            BlackRock              BlackRock
                                          MuniHoldings            MuniHoldings
                                         Florida Insured        New York Insured
                                              Fund                 Fund, Inc.
--------------------------------------------------------------------------------
Series A ...............................     4.204%                  4.356%
Series B ...............................     4.508%                  4.508%
Series C ...............................     4.188%                  4.188%
Series D ...............................     4.356%                  4.508%
Series E ...............................     4.508%                  4.204%
--------------------------------------------------------------------------------

Each Fund pays commissions to certain broker-dealers at the end of each auction at an annual rate ranging from 0.25% to 0.375%, calculated on the proceeds of each auction. For the six months ended February 29, 2008, MLPF&S, a wholly owned subsidiary of Merrill Lynch, earned commissions as follows:

--------------------------------------------------------------------------------
                                                                     Commissions
--------------------------------------------------------------------------------
BlackRock MuniHoldings Florida Insured Fund ........................    $279,105
BlackRock MuniHoldings New York Insured Fund, Inc. .................    $182,129
--------------------------------------------------------------------------------

Dividends on seven-day Preferred Shares/Stock are cumulative at a rate which is reset every seven days based on the results of an auction. If the Preferred Shares/Stock fail to clear the auction on an auction date, each Fund is required to pay the maximum applicable rate on the Preferred Shares/Stock to holders of such shares for successive dividend periods until such time as the stock is successfully auctioned. The maximum applicable rate on the Preferred Shares/Stock is the higher of 110% of the AA commercial paper rate or 110% of 90% of the Kenny S&P 30-day High Grade Index rate divided by 1.00 minus the marginal tax rate. During the six months ended February 29, 2008, the Preferred Shares/Stock of the Funds were successfully auctioned at each auction date until February 13, 2008. The low, high and average dividend ranges on the Preferred Shares/Stock for each of the Funds for the six months ended February 29, 2008 were as follows:

--------------------------------------------------------------------------------
BlackRock MuniHoldings Florida Insured Fund     Low         High         Average
--------------------------------------------------------------------------------
Series A                                        3.00%       4.75%        3.607%
Series B                                        3.10        4.90         3.819
Series C                                        3.25        4.75         3.861
Series D                                        3.25        4.75         3.847
Series E                                        3.10        4.75         3.842
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
BlackRock MuniHoldings New York
Insured Fund, Inc.                              Low         High         Average
--------------------------------------------------------------------------------
Series A                                        2.19%       4.356%       3.336%
Series B                                        2.39        4.508        3.36
Series C                                        2.74        4.30         3.517
Series D                                        2.39        4.30         3.462
Series E                                        2.00        4.25         3.401
--------------------------------------------------------------------------------

A Fund may not declare dividends or make other distributions on Common Shares/Stock or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding Preferred Shares/Stock would be less than 200%.

The Preferred Shares/Stock are redeemable at the option of each Fund, in whole or in part, on any dividend payment date at $25,000 per share plus any accumulated unpaid dividends whether or not declared. The Preferred Shares/Stock are also subject to mandatory redemption at $25,000 per share plus any accumulated or unpaid dividends, whether or not declared, if certain requirements relating to the composition of the assets and liabilities of a Fund, as set forth in each Fund's Declaration of Fund/Articles Supplementary, are not satisfied.

The holders of Preferred Shares/Stock have voting rights equal to the holders of Common Shares/Stock (one vote per share) and will vote together with holders of Common Shares/Stock (one vote per share) as a single class. However, holders of Preferred Shares/Stock, voting as a separate class, are also entitled to elect two Trustees or Directors for each Fund. In addition, the 1940 Act requires that along with approval by shareholders that might otherwise be required, the approval of the holders of a majority of any outstanding Preferred Shares/Stock, voting separately as a class would be required to (a) adopt any plan of reorganization that would adversely affect the Preferred Shares/Stock, (b) change a Fund's subclassification as a closed-end investment company or change its fundamental investment restrictions or (c) change its business so as to cease to be an investment company.

Since February 13, 2008 the Preferred Shares/Stock of the Funds failed to clear any of it auctions. As a result, the Preferred Share/Stock dividend rates were reset to the maximum applicable rate, which ranged from 3.37% to 4.51%. A failed auction is not an event of default for the Funds but it is a liquidity event for the holders of the Preferred Shares/Stock. A failed auction occurs when there are more sellers of a fund's auction rate preferred stock than buyers. It is impossible to predict how long this imbalance will last. An auction for the Funds' Preferred Shares/Stock may not occur for a long time, if ever, and even if liquidity does resume, holders of the Preferred


              SEMI-ANNUAL REPORTS              FEBRUARY 29, 2008              25

Notes to Financial Statements (concluded)

Shares/Stock may not have the amount of liquidity they desire or the ability to sell the Preferred Shares/Stock at par.

5. Capital Loss Carryforward:

MuniHoldings Florida Insured Fund

As of August 31, 2007, the Fund had capital loss carryforwards of $36,221,314, of which $9,834,324 expires in 2008, $16,563,861 expires in 2009, $1,836,991 expires in 2012 and $7,986,138 expires in 2013. This amount will be available to offset future realized capital gains.

MuniHoldings New York Insured Fund, Inc.

As of August 31, 2007, the Fund had capital loss carryforwards of $39,459,874, of which $3,509,287 expires in 2008, $17,055,889 expires in 2009, $15,054,033 expires in 2013, $1,057,997 expires in 2014 and $2,782,668 expires in 2015. This amount will be available to offset future realized capital gains.

6. Concentration Risk:

The Funds concentrate their investments in securities issued by state agencies, other governmental entities and U.S. Territories. The Funds are more susceptible to adverse financial, social, environmental, economic, regulatory and political factors that may affect these states agencies, other governmental entities and U.S. Territories, which could seriously affect the ability of these states and their municipal subdivisions to meet continuing obligations for principle and interest payments and therefore could impact the value of the Funds' investments and net asset value per share, than if the Funds were not concentrated in securities issued by state agencies, other governmental entities and U.S. Territories.

Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Schedules of Investments.

7. Subsequent Events:

Each Fund paid an ordinary income dividend per share on April 1, 2008 to shareholders of record on March 14, 2008. The per share common dividends declared were as follows:

--------------------------------------------------------------------------------
                                                       Common Dividend Per Share
--------------------------------------------------------------------------------
BlackRock MuniHoldings Florida Insured Fund .........................    $0.0555
BlackRock MuniHoldings New York Insured Fund, Inc. ..................    $0.0545
--------------------------------------------------------------------------------

The dividends declared on Preferred Shares/Stock for the period March 1, 2008 to March 31, 2008 for each of the Funds were as follows:

--------------------------------------------------------------------------------
                                                                       Dividends
BlackRock MuniHoldings Florida Insured Fund                             Declared
--------------------------------------------------------------------------------
Series A ...........................................................    $154,045
Series B ...........................................................    $248,320
Series C ...........................................................    $318,751
Series D ...........................................................    $155,196
Series E ...........................................................    $241,816
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                                                       Dividends
BlackRock MuniHoldings New York Insured Fund, Inc.                      Declared
--------------------------------------------------------------------------------
Series A ...........................................................    $136,515
Series B ...........................................................    $137,560
Series C ...........................................................    $281,686
Series D ...........................................................    $261,464
Series E ...........................................................    $147,060
--------------------------------------------------------------------------------

Officers and Trustees or Directors

G. Nicholas Beckwith, III, Trustee or Director
Richard E. Cavanagh, Trustee or Director
Richard S. Davis, Fund President (MFL) and Trustee or Director
Kent Dixon, Trustee or Director
Frank J. Fabozzi, Trustee or Director
Kathleen F. Feldstein, Trustee or Director
James T. Flynn, Trustee or Director
Henry Gabbay, Trustee or Director
Jerrold B. Harris, Trustee or Director
R. Glenn Hubbard, Trustee or Director
W. Carl Kester, Trustee or Director
Karen P. Robards, Trustee or Director
Robert S. Salomon, Jr., Trustee or Director
Donald C. Burke, Fund President (MHN) and Chief Executive Officer
Anne F. Ackerley, Vice President
Neal J. Andrews, Chief Financial Officer
Jay M. Fife, Treasurer
Brian P. Kindelan, Chief Compliance Officer
Howard Surloff, Secretary

Custodian

The Bank of New York Mellon
New York, NY 10286

Transfer Agent

Common Shares/Stock and Preferred Shares/Stock
The Bank of New York Mellon
New York, NY 10286

Accounting Agent

State Street Bank and Trust Company
Princeton, NJ 08540

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel

Skadden, Arps, Slate, Meagher & Flom LLP
New York, NY 10036


26              SEMI-ANNUAL REPORTS              FEBRUARY 29, 2008

Additional Information

Dividend Policy

The Funds' dividend policy is to distribute all or a portion of their net investment income to their shareholders on a monthly basis. In order to provide shareholders with a more stable level of dividend distributions, the Funds may at times pay out less than the entire amount of net investment income earned in any particular month and may at times in any particular month pay out such accumulated but undistributed income in addition to net investment income earned in that month. As a result, the dividends paid by the Funds for any particular month may be more or less than the amount of net investment income earned by the Funds during such month. The Funds' current accumulated but undistributed net investment income, if any, is disclosed in the Statement of Assets and Liabilities, which comprises part of the financial information included in these reports.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's website at http://www.sec.gov and may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Funds' Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Electronic Delivery

Electronic copies of most financial reports are available on the Funds' websites or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports by enrolling in the Funds' electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisors, banks or brokerages may offer this service.

General Information

The Funds will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Funds at (800) 441-7762.

Quarterly performance, semi-annual and annual reports and other information regarding the Funds may be found on BlackRock's website, which can be accessed at http://www.blackrock.com. This reference to BlackRock's website is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock's website into this report.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, "Clients") and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.


              SEMI-ANNUAL REPORTS              FEBRUARY 29, 2008              27

This report is transmitted to shareholders only. It is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. The Funds have leveraged their Common Shares or Stock. Leverage creates risks for Common Shareholders or Common Stock shareholders, including the likelihood of greater volatility of net asset value and market price of the Common Shares or Stock, and the risk that fluctuations in the short-term dividend rates of the Preferred Shares or Stock, currently set at the maximum reset rate as a result of failed auctions, may affect the yield to Common Shareholders or Common Stock shareholders. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free (800) 441-7762; (2) at www.blackrock.com; and (3) on the Securities and Exchange Commission's website at http://www.sec.gov. Information about how the Funds voted proxies relating to securities held in the Funds' portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at www.blackrock.com or by calling (800) 441-7762 and (2) on the Securities and Exchange Commission's website at http://www.sec.gov.

BlackRock MuniHoldings Florida Insured Fund
BlackRock MuniHoldings New York Insured Fund, Inc.
100 Bellevue Parkway
Wilmington, DE 19809

                                                                       BLACKROCK

                                                                    #MHFLNY-2/08

Item 2 -    Code of Ethics - Not Applicable to this semi-annual report

Item 3 - Audit Committee Financial Expert - Not Applicable to this semi-annual report

Item 4 - Principal Accountant Fees and Services - Not Applicable to this semi-annual report

Item 5 - Audit Committee of Listed Registrants - Not Applicable to this semi-annual report

Item 6 - Schedule of Investments - The registrant's Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable to this semi-annual report

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable to this semi-annual report

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 -   Submission of Matters to a Vote of Security Holders - The
            registrant's Nominating and Governance Committee will consider nominees to the Board recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant's Secretary. There have been no material changes to these procedures.

Item 11 -   Controls and Procedures

11(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 -   Exhibits attached hereto

12(a)(1) -  Code of Ethics - Not Applicable to this semi-annual report

12(a)(2) -  Certifications - Attached hereto

12(a)(3) -  Not Applicable

12(b) -     Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings Florida Insured Fund


By: /s/ Donald C. Burke
    -----------------------------------
    Donald C. Burke
    Chief Executive Officer of
    BlackRock MuniHoldings Florida Insured Fund

Date: April 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    -----------------------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    BlackRock MuniHoldings Florida Insured Fund

Date: April 23, 2008


By: /s/ Neal J. Andrews
    -----------------------------------
    Neal J. Andrews
    Chief Financial Officer (principal financial officer) of
    BlackRock MuniHoldings Florida Insured Fund

Date: April 23, 2008